NUVEEN Exchange-Traded Funds

APRIL 30, 1998
           Semiannual Report
DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NPP
Performance Plus

NMA
Advantage

NMO
Opportunity
Photo of: People talking by pool.

Highlights
As of April 30, 1998

   Contents
1  Dear Shareholder
3  Portfolio Manager Roundtable
5  NPP Performance Overview
6  NMA Performance Overview
7  NMO Performance Overview
8  Portfolio of Investments
30 Statement of Net Assets
31 Statement of Operations
32 Statement of Changes in Net Assets
33 Notes to Financial Statements
37 Financial Highlights
40 Building Better Portfolios
41 Fund Information

================================================================================
Credit Quality      Performance Highlights
Nuveen Performance Plus Municipal Fund, Inc. (NPP)
          o Graphic: 4 stars
            Four-star rating by Morningstar*
          o Taxable equivalent yield of 9.06% for investors in the 31% federal income tax bracket
          o One-year taxable equivalent total return on share price of 14.51% for investors in the 31% federal income tax bracket

PIE CHART:
AAA                           66%
AA                            15%
A                             10%
BBB/NR                        9%


Nuveen Municipal Advantage Fund, Inc. (NMA)
         o Graphic: 4 stars
           Four-star rating by Morningstar*
         o Taxable equivalent yield of 9.09% for investors in
           the 31% federal income tax bracket
         o One-year taxable equivalent total return on share
           price of 14.44% for investors in the 31% federal income tax bracket PIE CHART:
AAA                           64%
AA                            16%
A                             7%
BBB/NR                        13%


Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
         o Graphic: 4 stars
           Four-star rating by Morningstar*
         o Taxable equivalent yield of 9.16% for investors in
           the 31% federal income tax bracket
         o One-year taxable equivalent total return on share
           price of 14.69% for investors in the 31% federal income tax bracket PIE CHART:
AAA                           45%
AA                            14%
A                             21%
BBB/NR                        20%


A New Benefit for Nuveen Exchange-Traded Fund Shareholders
The benefits of your Nuveen Exchange-Traded Fund just got better. Now investors with at least $50,000 in Nuveen holdings - including Exchange-Traded Funds - are eligible for a reduction in the sales charge on purchases of Class A shares of any Nuveen Mutual Fund.

This program is available for any of Nuveen's collection of Premier AdviserSM equity and municipal bond investments. Now you can diversify your portfolio with the quality investments you count on from Nuveen and the benefit of reduced rates.

For more information, contact your financial adviser and ask for a prospectus. Or call Nuveen Investor Services at (800) 257-8787. Please read it carefully before you invest.



* Overall rating within the municipal bond category for the period ended April 30, 1998. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NPP, NMA and NMO earned four stars for the three- and five-year periods ended April 30, 1998. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. 195 funds were rated for the three-year period and 155 for the five-year period, each ended April 30, 1998.

Blow-in copy:
NOW MAY BE THE TIME TO INVEST IN EUROPE
Europe's strong stock markets and continuing economic development are creating exceptional opportunities for investors around the world. Now may be the time to move some of your portfolio into European companies by investing in the Nuveen European Value Fund.

The Nuveen European Value Fund seeks to invest in a portfolio of quality, currently undervalued European companies that offer the potential for significant price appreciation. The fund's overall management is provided by Nuveen, with Institutional Capital Corporation -- Nuveen's Premier Adviser(sm) for value investing -- serving as portfolio manager.

Diversifying your portfolio with investments in European stocks can provide the potential for enhanced returns and reduced risk. As a Nuveen investor, you may be eligible for a reduced sales charge based on the amount of your current Nuveen holdings.

Investing overseas may present some special risks, and is not for everyone. To determine if the European Value Fund would help you build a better portfolio, talk with your financial adviser and ask for a prospectus, which details all fees and expenses. A prospectus is also available from Nuveen by calling
(800) 621-7227. Please read it carefully before you invest.

(See other side for a Nuveen product listing)


NUVEEN INVESTMENTS CAN HELP
YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen European Value Fund
Nuveen Rittenhouse Growth Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNI PREFFERED(R)
PRIVATE ASSET MANAGEMENT

Photo of: Timothy R. Schwertfeger
  Chairman of the Board

Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.

Mountain Chart:
Bond Buyer 40
4/30/97        5.89
5/31/97        5.74
6/30/97        5.69
7/31/97        5.4
8/31/97        5.55
9/30/97        5.47
10/31/97       5.4
11/30/97       5.36
12/31/97       5.26
1/31/98        5.19
2/28/98        5.24
3/31/98        5.27
4/30/98        5.39

Dear Shareholder
I'm pleased to report that over the past 12 months, the Nuveen exchange-traded funds continued to perform well and meet their objectives of providing attractive income and after-tax total returns. As of April 30, 1998, shareholders were receiving annual current market yields that ranged from 6.25% to 6.32%. To match these yields, investors in the 31% federal income tax bracket would have to earn between 9.06% and 9.16% on taxable alternatives.

The declining interest rate environment over the past year had a significant impact on the funds' performance. As you can see on the chart below, the yield on the Bond Buyer 40, a representation of the long-term municipal bond market, fell from 5.89% to 5.39% during the year. The decline had an im pact on the funds' income levels, and the dividends for all three funds in this report were adjusted during the year. As interest rates declined, higher-yielding bonds that were called or sold from the portfolios were replaced with bonds paying today's lower interest rates. As a result, the funds' dividends were reduced to reflect the levels of income being earned by the portfolios.

However, the decline in interest rates also had a positive impact on the funds because many portfolio holdings appreciated in value during the period. Many of the bonds in the portfolios have higher coupon rates than are available in today's market, and the value of those bonds increased as rates trended downward. The price appreciation resulting from this and other factors led to the funds' strong total returns over the year.


The Economy in Review
The past 12 months were noteworthy for the ongoing performance of the equity markets, which continued to exhibit remarkable strength. Fixed-income investments also enjoyed bullish performance, as declining interest rates and low inflation provided the ideal backdrop for a bond market rally. Much of the decline in interest rates resulted from expectations that the financial problems of Asia would restrain the prices of imported goods and reduce foreign demand for U.S. products and services, thereby keeping inflation at moderate levels. These inflation expectations were largely fulfilled, as the Consumer Price Index rose only 1.4% for the 12 months ended April 1998, remaining at one of its lowest levels in more than 30 years.

In coming months, we will continue to watch closely several key factors that are likely to affect the future of the economy, including demand for goods and services, changes in U.S. production capacity, the availability of qualified employees, and stability of the money supply. While it is still too early for the full impact of Asia's financial difficulties to show up in U.S. economic statistics, the potential long-term effect of this crisis on American markets is of special concern. We expect that the development of these factors will continue to influence the tone of the fixed-income markets during the remainder of the year.


Building Better Portfolios
As economic events unfold, we believe that many investors will find diversification to be an increasingly important investment strategy. An appropriately diversified portfolio that is invested in a variety of asset classes that each react differently to changes in the economic environment can help cushion your portfolio against risk.

Many investors select Nuveen's exchange-traded funds because their emphasis on dependable tax-free income and attractive after-tax returns makes them ideal for building and maintaining long-term financial security. These funds can work together with other Nuveen investments to create the foundation of a diversified, well-balanced portfolio. Recent studies by Nuveen Research have demonstrated that balanced portfolios combining municipal bonds and stocks provided superior after-tax returns and lower levels of risk compared with blends of stocks and taxable bonds. You and your financial adviser may want to consider combining your Nuveen municipal bond fund with an invest ment in the new Nuveen European Value Fund, an equity mutual fund that offers a portfolio of quality European company stocks for investors seeking long-term growth and inter national diversification. This fund is just one of an ever-expanding range of Nuveen products and services designed to help investors achieve diversification while building a tax-efficient, risk-sensitive investment portfolio. If you'd like to learn more about the Nuveen European Value Fund or any of our other investments, contact your financial adviser or call Nuveen Investor Services for a prospectus at (800) 621-7227. Please read it carefully before you invest.

When seeking quality investment solutions that withstand the test of time, we hope that you continue to think of John Nuveen & Co. On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board

June 15, 1998



Sidebar text: Nuveen offers an ever-expanding range of products designed to help investors build a diversified, tax-efficient portfolio.

Nuveen Exchange-Traded Funds
Portfolio Manager Roundtable
Bill Fitzgerald and Tom Futrell, portfolio managers of Nuveen's national exchange-traded funds, review the past year in the municipal market and talk about fund performance and opportunities to find value.



What factors influenced the performance of municipal bonds over the past year? Over the past 12 months, we have enjoyed a bull market in fixed-income investments, including municipal bonds. Bond prices rose as interest rates continued to drop and inflation remained at 30-year lows. Although still strong, the performance of the municipal market was moderated by the effect of heavy supply, as the lower rate environment stimulated a substantial increase in new issuance as well as the refinancing of existing bonds. The first quarter of 1998 saw $68 billion of new municipal issuance, up 70% from the same period in 1997.

The flood of new issues continued in recent weeks with May's long-awaited sale of the first segment of Long Island (New York) Power Authority's $7 billion offering, the largest issuance in municipal bond history. The publicity surrounding this issue brought an unusual level of attention to the municipal market and may stimulate additional interest in municipal bonds.

How did the funds perform in this environment? For the 12 months ended
April 30, 1998, the funds posted total returns on net asset value that ranged from 8.51% to 9.03%, equivalent to taxable returns of 11.56% to 12.10% for investors in the 31% federal income tax bracket. The total returns compare with the unleveraged Lehman Brothers Municipal Bond Index's annual return of 9.30%.

In reviewing the performance of these funds, it is important to look at both components of total return: income and price appreciation. Understanding what influences them can help us measure how well the funds are meeting their objectives of providing investors with the highest possible level of tax-free income consistent with capital preservation, as well as enhanced portfolio value relative to the market.

Income
These funds have established track records of competitive yields despite their recent dividend adjustments. In most cases, these adjustments can be attributed to bond calls. When a bond is called, sold or reaches its maturity date, we must replace it with a bond paying a current coupon rate. Many of the bonds replaced in the past year had higher coupons than are available in the current municipal market. As long as we remain in a lower rate environment, these transactions could continue to affect the income levels of our funds.

Price Appreciation
Three major factors impacted the growth in price appreciation over the past year:

o Declining interest rates: Because these funds were assembled in the higher interest rate environment of the late 1980s and early 1990s, their underlying bonds appreciated in value as rates fell. The coupon rates of these bonds are also higher than those available in the current market, making the income level offered by these funds more attractive.

o Pre-refundings: Declining interest rates also meant an increased number of pre-refundings. In a pre-refunding, a bond issue is essentially repaid early and becomes secured by U.S. government or agency securities until it can be called by the issuer. When bonds are pre-refunded and backed by Treasury securities, their credit quality improves, resulting in price appreciation. These funds have large percentages of pre-refunded bonds, which led to additional price appreciation.

o Credit upgrades: The continued strength of the U.S. economy helped to boost the credit quality of many municipal bonds, as evidenced by the fact that credit upgrades outnumbered down grades by a margin of approximately 17 to 1 among the 2,879 credit rating revisions issued by Moody's in 1997. During the first quarter of 1998, upgrades continued to exceed downgrades by a significant margin. These upgrades, in turn, increased the credit quality and value of many of the bonds in the portfolios.

Where did you find value in the current market?
The heavy supply of new issues played a large role in our ability to find value investing opportunities over the past year. The growing new issue supply forced issuers and underwriters to customize the structure of new deals by including attractive features such as above-market yields, flexible pricing and special call provisions. This created several opportunities, especially in undervalued areas such as FHA-insured hospital and housing bonds. Heavy volume also enabled us to purchase bonds with favorable structures at attractive prices in smaller states such as Arkansas, Kentucky, Michigan and Ohio.

What are your key strategies for the future?
In the coming year, we will attempt to pre-empt some bond calls in an effort to help preserve income. Pre-empting a bond call involves selling the bond before its anticipated call date and then replacing it as we find undervalued bonds that will add value to the portfolios and help us pursue our investment objectives. We will also continue to work toward improving the funds' general structure through diversifying call risk and incrementally increasing portfolio duration.

Our focus remains on selecting undervalued securities that provide attractive income and the opportunity for price appreciation. The research-intensive bond selection process in which Nuveen excels will help us identify those issues that will support the funds' objectives.



Nuveen Performance Plus Municipal Fund, Inc.
Performance Overview
As of April 30, 1998

NPP

Portfolio Statistics
==================================================

Inception Date                                6/89
--------------------------------------------------
Share Price                                15 9/16
--------------------------------------------------
Net Asset Value                             $15.12
--------------------------------------------------
Current Market Yield                         6.25%
--------------------------------------------------
Taxable Equivalent Yield(1)                  9.06%
--------------------------------------------------
Fund Net Assets ($000)                  $1,301,801
--------------------------------------------------
Average Weighted Maturity (Years)            21.53
--------------------------------------------------
Modified Duration (Years)                     7.81
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        11.46%         8.51%
--------------------------------------------------
3-Year                         8.53%         7.40%
--------------------------------------------------
5-Year                         6.07%         6.56%
--------------------------------------------------
Since Inception                7.56%         8.14%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        14.51%        11.56%
--------------------------------------------------
3-Year                        11.71%        10.58%
--------------------------------------------------
5-Year                         9.31%         9.84%
--------------------------------------------------
Since Inception               10.78%        11.44%
==================================================
Top 5 Sectors
U.S. Guaranteed                                29%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Housing (Single-Family)                        13%
--------------------------------------------------
Tax Obligation (Limited)                       13%
--------------------------------------------------
Health Care                                     9%
--------------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.
  It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar chart:
1997-1998 Monthly Tax-Free Dividends
5/97                                    0.084
6/97                                    0.084
7/97                                    0.084
8/97                                    0.081
9/97                                    0.081
10/97                                   0.081
11/97                                   0.081
12/97                                   0.081
1/98                                    0.081
2/98                                    0.081
3/98                                    0.081
4/98                                    0.081

Nuveen Municipal Advantage Fund, Inc.
Performance Overview
As of April 30, 1998

NMA

Portfolio Statistics
==================================================

Inception Date                               12/89
--------------------------------------------------
Share Price                                 15 7/8
--------------------------------------------------
Net Asset Value                             $15.57
--------------------------------------------------
Current Market Yield                         6.27%
--------------------------------------------------
Taxable Equivalent Yield(1)                  9.09%
--------------------------------------------------
Fund Net Assets ($000)                    $960,775
--------------------------------------------------
Average Weighted Maturity (Years)            21.08
--------------------------------------------------
Modified Duration (Years)                     7.36
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        11.36%         9.03%
--------------------------------------------------
3-Year                         9.25%         7.77%
--------------------------------------------------
5-Year                         6.04%         6.69%
--------------------------------------------------
Since Inception                7.92%         8.66%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        14.44%        12.10%
--------------------------------------------------
3-Year                        12.45%        10.93%
--------------------------------------------------
5-Year                         9.30%         9.96%
--------------------------------------------------
Since Inception               11.16%        11.99%
==================================================
Top 5 Sectors
U.S. Guaranteed                                39%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Housing (Single-Family)                        10%
--------------------------------------------------
Health Care                                     7%
--------------------------------------------------
Transportation                                  6%
--------------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


Bar chart:
1997-1998 Monthly Tax-Free Dividends
5/97                                   0.0855
6/97                                   0.0855
7/97                                   0.0855
8/97                                   0.0855
9/97                                   0.0855
10/97                                  0.0855
11/97                                   0.083
12/97                                   0.083
1/98                                    0.083
2/98                                    0.083
3/98                                    0.083
4/98                                    0.083

Nuveen Municipal Market Opportunity Fund, Inc.
Performance Overview
As of April 30, 1998

NMO

Portfolio Statistics
==================================================

Inception Date                                3/90
--------------------------------------------------
Share Price                               15 15/16
--------------------------------------------------
Net Asset Value                             $15.73
--------------------------------------------------
Current Market Yield                         6.32%
--------------------------------------------------
Taxable Equivalent Yield(1)                  9.16%
--------------------------------------------------
Fund Net Assets ($000)                  $1,008,547
--------------------------------------------------
Average Weighted Maturity (Years)            21.12
--------------------------------------------------
Modified Duration (Years)                     6.35
==================================================
Annualized Total Return
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        11.58%         8.78%
--------------------------------------------------
3-Year                         9.17%         7.80%
--------------------------------------------------
5-Year                         5.90%         6.57%
--------------------------------------------------
Since Inception                8.02%         8.78%
==================================================
Taxable Equivalent Total Return(2)
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        14.69%        11.85%
--------------------------------------------------
3-Year                        12.37%        10.94%
--------------------------------------------------
5-Year                         9.16%         9.80%
--------------------------------------------------
Since Inception               11.25%        12.06%
==================================================
Top 5 Sectors
U.S. Guaranteed                                33%
--------------------------------------------------
Tax Obligation (Limited)                       15%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Housing (Single-Family)                        12%
--------------------------------------------------
Tax Obligation (General)                        8%
--------------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on current market yield and a federal income tax rate of 31%.
2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.
3 The fund also paid shareholders taxable distributions in December of $0.0279.

Bar chart:
1997-1998 Monthly Tax-Free Dividends(3)
5/97                                   0.0865
6/97                                   0.0865
7/97                                   0.0865
8/97                                   0.0865
9/97                                   0.0865
10/97                                  0.0865
11/97                                   0.084
12/97                                   0.084
1/98                                    0.084
2/98                                    0.084
3/98                                    0.084
4/98                                    0.084

                            Portfolio of Investments
                            NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC. (NPP)
                            April 30, 1998
                            (Unaudited)


    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Alabama - 0.9%

$   3,025,000   Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds
                 (GNMA Collateralized                                                       10/98 at 102   AAA       $     3,116,295
                 Home Mortgage Revenue Bond Program), 1998 Series A, 8.000%, 10/01/20

    3,615,000   Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds,
                 Series 1994, 6.750%, 8/15/17                                                8/05 at 100   Aaa             4,015,867

    5,075,000   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                 Series 1997-A, 5.625%, 2/01/22                                              2/07 at 101   Aaa             5,208,422


------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 0.2%

    2,830,000   Alaska Housing Finance Corporation, Collateralized Bonds, 1989
                  First Series                                                               6/00 at 102   Aaa             2,915,919
                 (Veterans Mortgage Program), 7.450%, 12/01/29


------------------------------------------------------------------------------------------------------------------------------------
                Arizona - 0.5%

    5,550,000   Yuma Regional Medical Center on behalf of Hospital District No.1 of
                 Yuma County, Arizona,                                                   8/02 at 101 1/2   N/R***          6,388,883
                 Hospital Revenue Improvement and Refunding Bonds (Yuma Regional
                 Medical Center Project),
                 Series 1992, 8.000%, 8/01/17 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 2.5%

   15,760,000   Arkansas Development Finance Authority, Single Family Mortgage
                 Revenue Bonds, Series 188A,                                                 8/98 at 102   AAA            16,130,833
                 GNMA Collateralized, 8.400%, 8/01/20 (Alternative Minimum Tax)

    8,005,000   Arkansas Development Finance Authority, Single Family Mortgage
                 Revenue Bonds, 1996 Series H (AMT),                                         1/07 at 102   AAA             8,348,655
                 6.100%, 7/01/30 (Alternative Minimum Tax)

    5,325,000   Arkansas Development Finance Authority, Home Mortgage Revenue Bonds,
                 1998 Series B,                                                          7/08 at 100 1/2   AAA             5,293,263
                 5.300%, 7/01/27 (Alternative Minimum Tax)

    3,200,000   City of North Little Rock, Arkansas, Health Facilities Board
               (Baptist Health), Healthcare Revenue Bonds                                   12/06 at 101   Aaa             3,237,856
                 (Baptist Health), Series 1996A, 5.500%, 12/01/21


------------------------------------------------------------------------------------------------------------------------------------
                California - 13.6%

   10,000,000   California Health Facilities Financing Authority, Revenue Bonds
                 (USCF - Stanford Health Care),                                             11/08 at 101   Aaa             9,447,300
                 1998 Series A, 5.000%, 11/15/28

   21,165,000   Department of Veterans Affairs of the State of California, Home
                 Purchase Revenue Bonds,                                                     8/98 at 102   Aa2***         21,813,919
                 1988 Series A, 8.300%, 8/01/19 (Alternative Minimum Tax)
                 (Pre-refunded to 8/01/98)

   11,900,000   State Public Works Board of the State of California, Lease Revenue
                 Bonds (The Trustees of the                                                  9/00 at 102   Aaa            12,706,344
                 California State University Library Projects), 6.250%, 9/01/16
                 (Pre-refunded to 9/01/00)

   13,820,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda
                 University Medical Center Project),                                        12/00 at 102   Aaa            15,049,289
                 Series 1990-B, 7.000%, 12/01/22 (Pre-refunded to 12/01/00)

   24,265,000   Department of Water and Power of The City of Los Angeles, California,
                 Electric Plant Refunding                                                   11/03 at 102   Aa3            22,386,646
                 Revenue Bonds, Second Issue of 1993, 4.750%, 11/15/19

    3,335,000   Department of Water and Power of The City of Los Angeles, Electric
                 Plant Refunding Revenue Bonds,                                              8/03 at 102   Aaa             3,171,018
                 Issue of 1994, 4.750%, 8/15/13

   13,450,000   Ontario Redevelopment Financing Authority (San Bernardino County,
                 California), 1995 Revenue                                                   No Opt. Call  Aaa            16,844,242
                 Refunding Bonds (Ontario Redevelopment Project No. 1), 7.200%, 8/01/17

   20,420,000   Community Redevelopment Agency of the City of Palmdale, Residential
                 Mortgage Revenue                                                            No Opt. Call  AAA            23,846,068
                 Refunding Bonds, 1991 Series A, 7.150%, 2/01/10

    2,325,000   Community Redevelopment Agency of The City of Palmdale, Restructured
                 Single Family Mortgage                                                      No Opt. Call  Aaa             3,093,529
                 Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

    7,500,000   Sacramento Municipal Utility District (California), Electric Revenue
                 Refunding Bonds, 1993 Series G,                                              9/03 at 100  Aaa             6,894,375
                 4.750%, 9/01/21

    8,140,000   San Bernardino Joint Powers Financing Authority, Lease Revenue Bonds
                 (State of California                                                        12/05 at 102  A               8,218,063
                 Development of Transportation Lease), 1995 Series A, 5.500%, 12/01/20

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                California (continued)

$  10,000,000   San Bernardino County, California, Certificates of Participation,
                 Series 1995 (Medical Center                                                8/05 at 102     Aaa          $10,224,600
                 Financing Project), 5.500%, 8/01/15

    4,650,000   Southern California Public Power Authority (A public entity organized
                 under the laws of the State of                                             7/03 at 102     A              4,659,254
                 California) (Palo Verde Project), Power Project Revenue Bonds, 1993
                 Refunding Series A, 5.000%, 7/01/15

   15,745,000   Walnut Valley Unified School District (Los Angeles County, California),
                 General Obligation                                                         8/11 at 103   Aaa             19,211,734
                 Refunding Bonds, Series 1997 A, 7.200%, 2/01/16

------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 3.1%

    5,000,000   Castle Rock Ranch Public Improvements Authority, Public Facilities
                 Revenue Bonds, Series 1996,                                               No Opt. Call   AA               5,686,550
                 6.250%, 12/01/17

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1990A:
    1,035,000    8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/00)     11/00 at 102   Aaa              1,148,612
   10,910,000    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/00 at 102   Baa1            11,915,357

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1991A:
    1,715,000    8.750%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)     11/01 at 102   Aaa              1,991,767
    4,755,000    8.750%, 11/15/23 (Alternative Minimum Tax)                                11/01 at 102   Baa1             5,423,553
      955,000    8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)     11/01 at 100   Aaa              1,069,409
    2,640,000    8.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100   Baa1             2,903,050

                City and County of Denver, Colorado, Airport System Revenue
                 Bonds, Series 1991 D:
    1,000,000    7.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)     11/01 at 100   Aaa              1,087,290
    3,720,000    7.000%, 11/15/25 (Alternative Minimum Tax)                                11/01 at 100   Baa1             3,971,063

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1992B:
    1,020,000    7.250%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)     11/02 at 102   Aaa              1,156,017
    3,980,000    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102   Baa1             4,403,313


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 4.2%

    8,410,000   Florida Housing Finance Agency, GNMA Collateralized Home Ownership
                 Mortgage Revenue Bonds,                                                   12/98 at 103   Aaa              8,716,376
                 1988 Series G1 Bonds, 8.300%, 6/01/20 (Alternative Minimum Tax)

   10,000,000   State of Florida, Full Faith and Credit, State Board of Education,
                 Capital Outlay Bonds, 1996 Series A,                                       1/06 at 101   Aaa              9,461,200
                 4.750%, 1/01/16

    4,000,000   Jacksonville Electric Authority (Jacksonville, Florida), St. Johns
                 River Power Park System Revenue                                           10/04 at 101   Aa1              3,932,560
                 Refunding Bonds, Issue 2 Series 11, 5.250%, 10/01/20

    4,770,000   Orange County School Board, Certificates of Participation, Series
                 1997A Master Lease Program,                                                8/07 at 101   Aaa              4,786,361
                 5.375%, 8/01/22

   25,935,000   City of Petersburg Health Facilities Authority (Florida), Allegany
                 Health System Revenue Bonds                                               12/99 at 102   Aaa             27,948,334
                (St. Mary's Hospital, Inc.), Series 1985 B, 7.750%, 12/01/15
                (Pre-refunded to 12/01/99)


------------------------------------------------------------------------------------------------------------------------------------
                Georgia - 1.7%

    9,000,000   George L. Smith II Georgia World Congress Center Authority, Revenue
                 Bonds (Domed Stadium Project),                                              7/00 at 102   AA-             9,777,870
                 Series 1990, 7.875%, 7/01/20 (Alternative Minimum Tax)

    2,000,000   George L. Smith II World Congress Center Authority, Refunding Revenue
                 Bonds (Domed Stadium Project),                                              7/10 at 101   Aaa             1,934,740
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax)
                (DD, settling 4/04/00)

   10,000,000   Development Authority of Monroe County (Georgia), Pollution Control
                 Revenue Bonds (Georgia Power                                               10/99 at 102   A1             10,442,500
                 Company Plant Scherer Project), Second Series 1994, 6.750%, 10/01/24


------------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 9.3%

   10,600,000   Illinois Development Finance Authority, Revenue and Refunding Bonds,
                 Series 1990A                                                                2/00 at 102   Baa2***        11,573,822
                 (Columbus-Cuneo-Cabrini Medical Center), 8.500%, 2/01/15 (Pre-
                 refunded to 2/01/00)

                Illinois Development Finance Authority, Multi-family Housing
                Revenue Bonds, Series 1992 (Town and Garden Apartments Project):
    5,895,000    7.800%, 3/01/06 (Alternative Minimum Tax)                                   3/02 at 102   BBB+            6,453,257
    5,960,000    7.200%, 9/01/08 (Alternative Minimum Tax)                                   3/02 at 102   BBB+            6,402,292

   10,000,000   Illinois Educational Facilities Authority, Adjustable Demand Revenue
                 Bonds, The University of                                                   12/03 at 102   Aa1            10,227,900
                 Chicago, Series 1985, Conversion To A Fixed Interest Rate, 5.700%,
                 12/01/25


    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Illinois (continued)

                Illinois Health Facilities Authority, Revenue Bonds, Series 1989B
                 (Northwestern Memorial Hospital):
$   5,380,000    7.200%, 8/15/07 (Pre-refunded to 8/15/99)                                   8/99 at 102   Aaa       $     5,705,060
    4,620,000    7.200%, 8/15/07                                                             8/99 at 102   Aa              4,874,239

   12,910,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A
                 (Northwestern Memorial Hospital),                                           8/04 at 102   AA             13,632,960
                 6.000%, 8/15/24

                City of Chicago, General Obligation Library Bonds, Series 1997:
    3,000,000    5.750%, 1/01/17                                                             1/08 at 102   Aaa             3,153,480
   12,000,000    5.250%, 1/01/27                                                             1/08 at 102   Aaa            11,721,000

    7,500,000   City of Chicago, General Obligation Bonds, Project and Refunding
                 Series 1998, 5.250%, 1/01/28                                                7/08 at 102   Aaa             7,301,475

   25,000,000   Chicago School Reform Board of Trustees of the Board of Education
                 of the City of Chicago, Illinois,                                          12/07 at 102   Aaa            24,203,500
                 Unlimited Tax General Obligation Bonds (Dedicated Tax Revenues),
                 Series 1997A, 5.250%, 12/01/30

    5,000,000   City of Chicago, Illinois, Gas Supply Revenue Bonds, 1990 Series A
                (The Peoples Gas Light and Coke                                              5/00 at 102   AA-             5,440,600
                 Company Project), 8.100%, 5/01/20 (Alternative Minimum Tax)

    9,605,000   City of Chicago, Chicago-O'Hare International Airport, Special Facility
                 Revenue Bonds (United                                                       5/99 at 103   Baa2           10,220,296
                 Air Lines, Inc. Project), Series 1984C, 8.200%, 5/01/18

------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 3.5%

    5,250,000   Indiana Bond Bank, State Revolving Fund Program Bonds, Series 1994A
                 Guarantee Revenue Bonds,                                                    2/04 at 102   AAA             5,531,820
                 6.000%, 2/01/16

                Indiana Health Facilities Financing Authority (Ancilla Systems
                Inc.), Obligated Group Revenue Bonds, Series 1997:
   15,380,000    5.250%, 7/01/17                                                             7/07 at 101   Aaa            15,159,605
   13,735,000    5.250%, 7/01/22                                                             7/07 at 101   Aaa            13,385,307

    5,000,000   Fort Wayne South Side School Building Corporation, First Mortgage
                 Bonds, Series 1994, Allen                                                   1/04 at 102   Aaa             5,395,400
                 County, Indiana, 6.125%, 1/15/12

    5,730,000   Michigan City School Building Corporation, First Mortgage Bonds,
                 Series 1994 A, LaPorte and Porter                                          12/04 at 102   Aaa             6,263,807
                 Counties, Indiana, 6.125%, 12/15/09

------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 1.0%

   12,290,000   Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Issue
                B (GMNA Mortgage-Backed                                                     11/98 at 102   Aaa            12,657,102
                 Securities Program), 8.250%, 5/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Kansas - 0.1%

    1,665,000   Sedgwick County, Kansas, Shawnee County, Kansas and Leavenworth
                 County, Kansas, GMNA                                                        6/99 at 103   Aaa             1,743,521
                 Collateralized Mortgage Revenue Bonds, 1989 Series A, 7.875%, 12/01/21
                (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 0.9%

   10,000,000   County of Carroll, Kentucky, Collateralized Pollution Control Revenue
                 Bonds (Kentucky Utilities Company                                           9/02 at 102   Aa2            11,269,500
                 Project), 1992 Series A, 7.450%, 9/15/16

------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 5.3%

   35,700,000   Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds,
                 Series 1996, 5.750%, 7/01/26                                                7/06 at 102   Aaa            37,175,481

    5,085,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                 Revenue Refunding Bonds                                                    12/00 at 103   Aaa             5,372,862
                 (GNMA Mortgage-Backed Securities Program), Series 1988F, 7.875%,
                 12/01/21 (Alternative Minimum Tax)

    5,040,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                 Revenue Refunding Bonds                                                    10/07 at 102   Aaa             5,175,677
                 (GNMA and FNMA Mortgage-Backed Securities Program), Series 1997B-1,
                 5.750%, 10/01/26

    1,850,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                 Revenue Refunding Bonds                                                    10/07 at 102   Aaa             1,899,802
                 (GNMA and FNMA Mortgage-Backed Securities Program), Series 1996C-1,
                 5.750%, 10/01/26

    6,075,000   Parish of Jefferson Home Mortgage Authority (Louisiana), GNMA
                 Collateralized Single Family                                               12/00 at 103   Aaa             6,412,892
                 Mortgage Revenue Bonds, Series 1989A, 7.875%, 12/01/21 (Alternative
                 Minimum Tax)

    5,630,000   New Orleans Housing Development Corporation, Multifamily Housing
                 Revenue Refunding Bonds,                                                    6/03 at 100   AAA             6,051,406
                 Series 1990A (Curran Place Apartments/Fannie Mae collateralized),
                 7.700%, 8/01/23

    6,500,000   City of Shreveport, State of Louisiana, Water and Sewer Revenue Bonds,      12/03 at 103   Aaa             6,999,590
                 1986 Series A, 5.950%, 12/01/14

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Maine - 0.9%

$  11,000,000   Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series A,
                 5.700%, 11/15/26                                                            2/04 at 102   AA          $  11,143,220


------------------------------------------------------------------------------------------------------------------------------------
                Maryland - 1.2%

    7,475,000   Housing Opportunities Commission of Montgomery County (Montgomery
                 County, Maryland),                                                          7/04 at 102   Aa              7,854,282
                 Multifamily Housing Revenue Bonds, 1994 Series A, 6.250%, 7/01/28

    7,090,000   City of Takoma Park, Maryland, Hospital Facilities Refunding and
                 Improvement Revenue Bonds                                                  No Opt. Call   Aaa             8,184,342
                 (Washington Adventist Hospital), Series 1995, 6.500%, 9/01/12

------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 4.4%

   14,375,000   Massachusetts Bay Transportation Authority, General Transportation
                 System Bonds, 1990 Series B,                                                3/01 at 102   Aaa            16,021,800
                 7.875%, 3/01/21 (Pre-refunded to 3/01/01)

    4,000,000   Massachusetts Health and Educational Facilities Authority, Revenue
                 Bonds, Baystate Medical                                                     7/99 at 102   A+***           4,239,920
                 Center Issue, Series C, 7.500%, 7/01/20 (Pre-refunded to 7/01/99)

   10,100,000   Massachusetts Health and Educational Facilities Authority, Revenue
                 Bonds, New England Medical                                                  7/02 at 102   Aaa            10,981,932
                 Center Hospitals Issue, Series F, 6.625%, 7/01/25

    3,480,000   Massachusetts Housing Finance Agency, Multi-Family Residential
                 Development Bonds, 1989 Series A                                            8/99 at 102   Aaa             3,608,586
                 (Fannie Mae Collateralized), 7.650%, 2/01/28 (Alternative Minimum Tax)

    1,665,000   Massachusetts Housing Finance Agency, Single Family Housing Revenue
                 Bonds, Series 7,                                                            6/98 at 102   Aa              1,699,682
                 8.400%, 12/01/16 (Alternative Minimum Tax)

      470,000   Massachusetts Municipal Wholesale Electric Company, Power Supply
                 System Revenue Bonds,                                                     No. Opt. Call   BBB+              549,645
                 1987 Series A, 8.750%, 77/01/18

    8,000,000   Massachusetts Water Resources Authority, General Revenue Bonds,
                 1990 Series A, 7.500%,                                                      4/00 at 102   Aaa             8,651,760
                 4/01/16 (Pre-refunded to 4/01/00)

   10,065,000   City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital
                 (FHA Insured Mortgage),                                                     8/00 at 102   Aaa            10,990,980
                 Series A, 7.625%, 2/15/21 (Pre-refunded to 8/15/00)

------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 2.2%

   15,000,000   Michigan Public Power Agency, Belle River Project Refunding Revenue
                 Bonds, 1993 Series A,                                                       1/03 at 102   Aaa            14,817,750
                 5.250%, 1/01/18

   10,000,000   City of Detroit, Michigan, Water Supply System Revenue (Senior Lien)
                 Bonds, Series 1997-A,                                                       7/07 at 101   Aaa             9,576,000
                 5.000%, 7/01/21

    4,330,000   Grand Rapids Housing Corporation, Multifamily Revenue Refunding
                 Bonds, Series 1992                                                          1/04 at 104   AAA             4,833,103
                 (FHA Insured Mortgage Loan-Section 8 Assisted Elderly Project),
                 7.375%, 7/15/41

------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 4.3%

   12,325,000   The Dakota County Housing and Redevelopment Authority, Single Family
                 Mortgage Revenue Bonds                                                      4/04 at 102   AAA            13,127,111
                 (Fannie Mae Mortgage-Backed Securities Program), Series 1994A,
                 6.900%, 10/01/27

   24,380,000   The Housing and Redevelopment Authority of the City of Saint Paul,
                 Minnesota, Sales Tax Revenue                                               11/15 at 103   Aaa            29,606,584
                 Refunding Bonds (Civic Center Project), Series 1996, 7.100%, 11/01/23

                Housing and Redevelopment Authority of the City of Saint Paul,
                Minnesota, Single Family Mortgage Revenue Refunding Bonds
                (Middle Income Program, Phase II - FNMA Mortgage-Backed
                Securities Program), Series 1995:
    2,590,000    6.400%, 3/01/21                                                             3/05 at 102    Aaa            2,732,631
    9,655,000    6.800%, 3/01/28                                                       3/05 at 102 19/32    Aaa           10,379,415

------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 0.6%

    7,570,000   Missouri Housing Development Commission, Single Family Mortgage
                 Revenue Bonds (GNMA                                                         5/99 at 101    AAA            7,732,831
                 Mortgage-Backed Securities Program), 1988 Series A, 8.300%, 5/01/19
                (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                Nebraska - 0.8%

   10,530,000   Nebraska Investment Finance Authority, Single Family Mortgage Revenue
                 Bonds, 1988 Series 1,                                                       8/98 at 102    Aaa           10,804,412
                 8.125%, 8/15/38 (Alternative Minimum Tax)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 2.3%

$  10,505,000   State of Nevada, General Obligation (Limited Tax) Bonds (Nevada Municipal
                 Bond Bank Project No. 52),                                                  5/06 at 101   AA***         $11,560,647
                 Series July 1, 1996 A, 6.000%, 5/15/21 (Pre-refunded to 5/15/06)

                City of Las Vegas Downtown Redevelopment Agency, Tax Increment
                Revenue Bonds (City of Las Vegas Downtown Redevelopment
                Project), Series 1986A (Las Vegas, Nevada) (1989 Remarketing):
    1,440,000    7.900%, 6/01/06 (Pre-refunded to 6/01/98)                                   6/98 at 102   A-***           1,473,480
    2,440,000    7.900%, 6/01/06                                                             6/98 at 102   A-              2,495,632
    8,285,000    7.900%, 6/01/09 (Pre-refunded to 6/01/98)                                   6/98 at 102   A-***           8,477,626

    5,100,000   Washoe County, Nevada, Hospital Revenue Bonds (Washoe Medical
                 Center, Inc. Project),                                                      6/99 at 102   N/R***          5,394,117
                 Series 1989A, 7.600%, 6/01/19 (Pre-refunded to 6/01/99)


------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 0.3%

    3,070,000   The Industrial Development Authority of the State of New Hampshire,
                 Pollution Control Revenue                                                  12/99 at 103   BBB-            3,272,866
                 Bonds (The United Illuminating Company Project), 1989 Series A, 8.000%, 12/01/14
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                New York - 10.3%

    4,350,000   Dormitory Authority of the State of New York, State University Educational
                 Facilities Revenue Bonds,                                                   5/00 at 102   Aaa             4,738,629
                 Series 1990A, 7.700%, 5/15/12 (Pre-refunded to 5/15/00)

    4,000,000   Dormitory Authority of the State of New York, State University Educational
                 Facilities Revenue Bonds,                                                   5/00 at 100   A-              4,061,880
                 Series 1990B, 6.000%, 5/15/17

                New York State Dormitory Authority, Secured Hospital Revenue
                Bonds (Interfaith Medical Center), Series 1988D:
    3,000,000    5.300%, 2/15/19                                                         2/08 at 101 1/2   Baa1            2,906,460
    5,000,000    5.400%, 2/15/28                                                         2/08 at 101 1/2   Baa1            4,908,750

    5,000,000   New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of
                 New York), Series 1993C Refunding Bonds, 5.000%, 4/01/21                    4/03 at 102   Aaa             4,789,300

    4,000,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt
                 Hospital Center                                                             2/00 at 102   AA              4,234,400
                 FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.375%, 2/15/19

   14,750,000   New York State Medical Care Facilities Finance Agency, Mental Health
                 Services Facilities                                                         2/04 at 102   Aaa            14,790,562
                 Improvement Revenue Bonds, 1993 Series F Refunding, 5.375%, 2/15/14

   15,000,000   New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,
                 Series G, 7.250%, 1/01/14 (Pre-refunded to 1/01/00)                         1/00 at 102   Aaa            16,068,150

    9,295,000   Municipal Assistance Corporation for the City of New York, New York,
                 Series 67 Bonds,                                                            7/99 at 102   Aa2***          9,867,850
                 7.625%, 7/01/08 (Pre-refunded to 7/01/99)

        5,000   The City of New York, General Obligation Bonds, Fiscal 1987 Series D,
                  8.500%, 8/01/08                                                            8/01 at 100   A3                  5,125

                The City of New York, General Obligation Bonds, 1992 Series C:
    7,885,000    6.625%, 8/01/14 (Pre-refunded to 8/01/02)                               8/02 at 101 1/2   Aaa             8,689,585
      115,000    6.625%, 8/01/14                                                         8/02 at 101 1/2   Aaa               125,874

   12,500,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series A,
                 Fixed Rate Tax-Exempt Bonds,                                               No Opt. Call   A3             14,125,500
                 7.000%, 8/01/05

   16,295,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series F,
                 5.750%, 2/01/15                                                         2/06 at 101 1/2   A3             16,846,260

    6,500,000   New York City Municipal Water Finance Authority (New York),
                 Water and Sewer System Revenue                                          6/99 at 101 1/2   A-***           6,832,280
                 Bonds, Fiscal 1990 Series A, 7.250%, 6/15/11 (Pre-refunded to 6/15/99)

   20,650,000   New York City Municipal Water Finance Authority, Water and Sewer
                 System Revenue Bonds,                                                       6/06 at 101   Aaa            21,435,112
                 Fiscal 1996 Series B, 5.750%, 6/15/26


------------------------------------------------------------------------------------------------------------------------------------
                North Carolina - 0.4%

    5,750,000   North Carolina Municipal Power Agency Number 1, Catawba Electric
                 Revenue Bonds, Series 1998A,                                                1/08 at 102   Aaa             5,514,595
                 5.000%, 1/01/20

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 0.8%

$   6,205,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds
                 (GNMA Mortgage-Backed                                                       9/99 at 102   AAA       $     6,513,575
                 Securities Program), 1989 Series A, 7.650%, 3/01/29 (Alternative Minimum Tax)

    1,050,000   Toledo-Lucas County Port Authority, Development Revenue Bonds
                 (Northwest Ohio Bond Fund),                                                11/99 at 102   N/R             1,091,800
                 Series 1989A, 8.250%, 11/15/04 (Alternative Minimum Tax)


      460,000   Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest
                 Ohio Bond Fund),                                                           No Opt. Call   N/R               475,810
                 Series 1989C, 8.250%, 11/15/99 (Alternative Minimum Tax)

      730,000   Toledo-Lucas County Port Authority, Development Revenue Bonds
                 (Northwest Ohio Bond Fund),                                                 5/00 at 102   N/R***            789,984
                 Series 1989E, 8.375%, 5/15/05 (Alternative Minimum Tax) (Pre-refunded to 5/15/00)

    1,180,000   Toledo-Lucas County Port Authority, Development Revenue Bonds
                 (Northwest Ohio Bonds Fund),                                               11/99 at 102   N/R             1,228,050
                 Series 1989F, 8.375%. 11/15/04 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 1.2%

    9,850,000   Oklahoma Industries Authority, Health Facilities Revenue Bonds
                 (Sisters of Mercy Health System,                                            6/99 at 102   Aaa            10,417,458
                 St. Louis, Inc.), Series 1989 A, 7.500%, 6/01/18 (Pre-refunded to 6/01/99)

    4,475,000   The Comanche County Hospital Authority (Lawton, Oklahoma), Hospital
                 Revenue Bonds, Series 1989,                                                 7/99 at 102   AAA             4,772,318
                 8.050%, 7/01/16 (Pre-refunded to 7/01/99)


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 0.5%

    5,390,000   Pennsylvania Higher Educational Facilities Authority (Commonwealth
                 of Pennsylvania), Revenue Bonds                                            11/00 at 102   A***            5,940,642
                 Thomas Jefferson University-Jefferson Park Hospital), 1990 Series, 7.750%, 11/01/15
                 (Pre-refunded to 11/01/00)


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 0.2%

    2,290,000   Rhode Island Housing and Mortgage Finance Corporation, Series 3-B Bonds,
                 8.050%, 4/01/22                                                            10/00 at 102   AA+             2,400,515
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 0.2%

    2,095,000   South Carolina State Housing Finance and Development Authority,
                 Homeownership Mortgage Purchase                                             7/98 at 102   Aa              2,139,540
                 Bonds, 1988 Series A, 8.600%, 7/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                South Dakota - 0.4%

                South Dakota Health and Educational Facilities Authority,
                Revenue Bonds, Series 1989 (Sioux Valley Hospital Issue):
      370,000    7.625%, 11/01/13 (Pre-refunded to 11/01/98)                                11/98 at 102   AA-***            384,252
    4,630,000    7.625%, 11/01/13 (Pre-refunded to 11/01/98)                                11/98 at 102   Aa***           4,808,348


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.7%

    1,695,000   Tennessee Housing Development Agency, Homeownership Program Bonds, Issue G,
                 7.650%, 7/01/06                                                             7/03 at 100   AA              1,797,174

    7,185,000   The Health, Educational and Housing Facility Board of the City of Memphis,
                 Tennessee, Multifamily                                                      1/03 at 103   AAA             7,532,106
                 Mortgage Revenue Refunding Bonds (Riverdale Plaza Apartments Project), Series 1993, 6.350%, 7/20/28


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 9.4%

    9,570,000   State of Texas, Veterans' Bonds, Series 1985, General
                 Obligation Bonds, 8.300%, 12/01/16                                         12/99 at 100   AAA            10,216,070
                 (Pre-refunded to 12/01/99)

   11,800,000   City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,
                 Series 1992, 5.750%, 11/15/16                                              11/02 at 100   Aaa            12,087,920

   25,000,000   Brazos River Authority, (Texas), Collateralized Revenue Refunding Bonds
                 (Houston Lighting and Power                                                 7/99 at 102   A2             26,395,500
                 Company Project), Series 1989A, 7.625%, 5/01/19

   20,000,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
                  American Airlines, Inc.,                                                  11/00 at 102   Baa2           21,545,600
                 Revenue Bonds, Series 1990, 7.500%, 11/01/25 (Alternative Minimum Tax)

    5,505,000   Fort Worth Housing Finance Corporation, Home Mortgage Revenue
                 Refunding Bonds, Series 1991A,                                             10/01 at 103   Aa              5,966,264
                 8.500%, 10/01/11

    4,250,000    Harris County Health Facilities Development Corporation,
                 Hospital Revenue Bonds (Texas                                              10/99 at 102   Aaa             4,511,120
                 Children's Hospital Project), Series 1989 A, 7.000%, 10/01/19
                 (Pre-refunded to 10/01/99)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Texas (continued)

$     685,000   Hidalgo County Housing Finance Corporation, Single Family Mortgage
                 Revenue Bonds (GNMA                                                         4/04 at 102   Aaa         $     721,374
                 and FNMA Collateralized), Series 1994A, 6.750%, 10/01/15 (Alternative Minimum Tax)

   25,200,000   Matagorda County Navigation District Number One, (Texas),
                 Collateralized Revenue Refunding                                            7/99 at 102   Aaa            26,528,544
                 Bonds (Houston Lighting & Power Company Project), Series 1989C, 7.125%, 7/01/19

   13,740,000   McAllen Health Facilities Development Corporation (Texas), Health
                 Facilities Revenue Bonds                                                    6/99 at 102   Aaa            14,495,425
                 (Sisters of Mercy Health System, St. Louis, Inc.), Series 1989 A, 7.250%, 6/01/15
                 (Pre-refunded to 6/01/99)


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 1.1%

   15,000,000   Utah County, Utah, Hospital Revenue Bonds, Series 1997 (IHC
                 Health Services, Inc.), 5.250%, 8/15/21                                     8/07 at 101   Aaa            14,624,850


------------------------------------------------------------------------------------------------------------------------------------
                Vermont - 0.9%

   11,000,000   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 5,
                 7.000%, 11/01/27                                                           11/04 at 102   A1             11,883,190
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 0.9%

   10,865,000   Fairfax County Water Authority (Virginia), Water Revenue Bonds,
                 Series 1989, 7.250%, 1/01/27                                                1/00 at 102   Aaa            11,631,416
                 (Pre-refunded to 1/01/00)


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 6.4%

   16,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17                      7/03 at 102   Aaa            16,350,400

                Washington Public Power Supply System, Nuclear Project No. 1,
                 Refunding Revenue Bonds, Series 1989A:
   40,290,000    7.500%, 7/01/15 (Pre-refunded to 7/01/99)                                   7/99 at 102   Aaa            42,711,946
    7,500,000    6.000%, 7/01/17 (Pre-refunded to 7/01/99)                                   7/99 at 100   Aa1***          7,680,900

    3,590,000   Washington Public Power Supply System, Nuclear Project No. 2 Revenue Bonds,
                 Series 1981A, 14.375%, 7/01/01                                             No Opt. Call   Aa1             4,174,632

    4,365,000   Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue Bonds,
                 Series 1994A, 5.000%, 7/01/09                                               7/04 at 102   Aaa             4,390,884

    4,000,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding
                 Revenue Bonds,                                                              7/03 at 102   Aa1             4,101,280
                 Series 1993B, 5.700%, 7/01/18

    2,815,000   Grant County Public Utility District 2, Wanapum Hydro Electric
                 Revenue Bonds, Series 1997A,                                                1/06 at 102   Aaa             2,879,012
                 Master Lease Program, 5.625%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 1.0%

   13,400,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                 Series 1993 (Aurora Health                                                  8/03 at 102   Aaa            13,051,198
                 Care Obligated Group), 5.250%, 8/15/23
------------------------------------------------------------------------------------------------------------------------------------
$1,213,560,000  Total Investments - (cost $1,204,367,512) - 98.2%                                                      1,277,771,712
==============

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities - 0.1%

$   1,400,000   Minneapolis/St. Paul Housing and Redevelopment Authority Health Care (Children's Health Care),
=============    Series 1995, Variable Rate Demand Bonds, 4.300%, 8/15/25+                                 SP-1+      $    1,400,000
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      22,628,813
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,301,800,525
                ====================================================================================================================

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient
U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

(DD) Security purchased on a delayed delivery basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            NUVEEN MUNICIPAL ADVANTAGE FUND, INC. (NMA)
                            April 30, 1998
                            (Unaudited)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 0.4%

$   3,700,000   Alaska Housing Finance Corporation, General Housing Purpose Bonds,
                 1992 Series A, 6.600%, 12/01/23                                            12/02 at 102   Aa2***     $    4,076,808
                 (Pre-refunded to 12/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                California - 11.1%

    4,500,000   California Health Facilities Financing Authority, Insured Health
                 Facilities Revenue Bonds (Valley Care                                       5/00 at 102   A+***           4,836,690
                 Hospital Corporation), 1989 Series A, 7.000%, 5/01/20 (Pre-refunded to 5/01/00)

   24,260,000   State Public Works Board of the State of California, Lease Revenue Refunding
                 Bonds (The Regents of the University of California), 1993 Series A          6/03 at 102   Aa3            24,499,446
                 (Various University of California Projects), 5.500%, 6/01/21

    7,535,000   County of Contra Costa, California, 1989 Home Mortgage Revenue Bonds
                 (GNMA Mortgage-Backed                                                      No Opt. Call   Aaa             9,765,812
                 Securities Program), 7.750%, 5/01/22 (Alternative Minimum Tax)

   12,455,000   Department of Water and Power of The City of Los Angeles, California,
                 Electric Plant Refunding Revenue                                           11/03 at 102   Aa3            11,490,858
                 Bonds, Second Issue of 1993, 4.750%, 11/15/19

   10,000,000   Department of Water and Power of The CIty of Los Angeles, Water Works
                 Refunding Revenue Bonds,                                                    5/01 at 102   Aa             10,700,100
                 Issue of 1992, 6.400%, 5/15/28

    4,385,000   Northern California Power Agency, Hydroelectric Project Number One
                 Revenue Bonds, Refunding Series E,                                          7/98 at 102   A-              4,492,871
                 7.150%, 7/01/24

   14,490,000   Palm Desert Financing Authority, Tax Allocation Revenue Bonds
                 (Project Area No. 2), 1992 Series A,                                        8/02 at 102   Aaa            15,560,666
                 6.125%, 8/01/22

    5,000,000   Community Redevelopment Agency of the City of Palmdale, California,
                 Residential Mortgage Revenue                                               No Opt. Call   AAA             6,161,750
                 Refunding Bonds, Series 1991-B, 7.375%, 2/01/12

    5,000,000   Community Redevelopment Agency of the City of Palmdale, Restructured
                 Single Family Mortgage Revenue Bonds, Series 1986A (Escrowed to Maturity), No Opt. Call   Aaa             6,666,900
                 8.000%, 3/01/16 (Alternative Minimum Tax)

    9,315,000   City of Perris, California, Single Family Mortgage Revenue Bonds (GNMA
                 Mortgage-Backed Securities),                                               No Opt. Call  Aaa             12,415,870
                 1989 Series A, 7.600%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 1.1%

    8,575,000   City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1990A, 8.500%, 11/15/23                                             11/00 at 102   Baa1            9,477,433
                 (Alternative Minimum Tax)

      815,000   City and County of Denver, Colorado, Airport System Revenue Bonds,
                 Series 1990A, 8.500%, 11/15/23                                             11/00 at 102   Aaa               914,202
                 (Alternative Minimum Tax) (Pre-refunded to 11/15/00)


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 2.0%

    5,000,000   District of Columbia (Washington, D.C.), General Obligation Bonds,
                 Series 1998B, 6.000%, 6/01/19                                              No Opt. Call   Aaa             5,454,350

    6,585,000   District of Columbia Housing Finance Agency, Collateralized Single Family
                 Mortgage Revenue Bonds,                                                     6/04 at 103   AAA             6,929,264
                 Series 1988F-1, 6.375%, 6/01/26 (Alternative Minimum Tax)

    6,585,000   District of Columbia Housing Finance Agency, Single Family
                 Revenue Bonds, Series 1997-B,                                               6/07 at 102   AAA             6,806,651
                 5.900%, 12/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 2.3%

    5,000,000   Dade County (Florida), Educational Facilities Authority, Revenue Bonds,
                 Series 1990 (St. Thomas University                                          1/00 at 102   N/R***          5,382,950
                 Issue), 7.650%, 1/01/14 (Pre-refunded to 1/01/00)

    5,420,000   Dade County Health Facilities Authority, Hospital Revenue Bonds (South
                 Shore Hospital and Medical                                                  2/00 at 102   A+              5,772,300
                 Center-FHA Insured Mortgage), Series 1989A, 7.600%, 8/01/24

   10,990,000   City of Tampa, Florida, Allegany Health System Revenue Bonds, St. Mary's
                 Hospital, Inc. Issue, Series 1993,                                         12/03 at 102   Aaa            10,753,385
                 5.125%, 12/01/23

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Hawaii - 0.4%

$   3,750,000   Housing Finance and Development Corporation (State of Hawaii),
                 Single Family Mortgage Purchase                                             7/07 at 102   Aa1       $     3,830,288
                 Revenue Bonds, 1997 Series A, 5.750%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 8.5%

   10,750,000   Illinois Development Finance Authority, Revenue and Refunding Bonds,
                 Series 1990A (Columbus-Cuneo-                                               2/00 at 102   Baa2***        11,737,603
                 Cabrini Medical Center), 8.500%, 2/01/15 (Pre-refunded to 2/01/00)

   11,625,000   Illinois Educational Facilities Authority, Adjustable Demand
                 Revenue Bonds, The University of Chicago,                                  12/03 at 102   Aa1            11,889,934
                 Series 1985, Conversion To A Fixed Interest Rate, 5.700%, 12/01/25

   10,115,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,
                 Series 1996A (Rush-Presbyterian-St. Luke's                                 11/06 at 102   Aaa            10,984,890
                 Medical Center Obligated Group), 6.250%, 11/15/20

   11,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1989B
                 (ServantCor), 7.875%, 8/15/19                                               8/99 at 102   N/R***         11,744,150
                 (Pre-refunded to 8/15/99)

    7,905,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,
                 Series 1989B (Riverside Medical Center),                                   11/99 at 100   A***            8,227,366
                 6.750%, 11/01/15 (Pre-refunded to 11/01/99)

    5,000,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,
                 Series 1989A (ServantCor), 7.875%, 8/15/19                                  8/99 at 102   N/R***          5,338,250
                 (Pre-refunded to 8/15/99)

      800,000   Illinois Housing Development Authority, Residential Mortgage
                 Revenue Bonds, 1988 Series C,                                               8/98 at 102   Aa2               818,736
                 8.100%, 2/01/22 (Alternative Minimum Tax)

   11,800,000   Metropolitan Pier and Exposition Authority (Illinois), McCormick
                 Place Expansion Project Bonds,                                              6/03 at 102   Aaa            13,124,904
                 Series 1922A, 6.500%, 6/15/27 (Pre-refunded to 6/15/03)

    2,500,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and
                 Will Counties, Illinois,                                                   No Opt. Call   Aaa             3,153,975
                 General Obligation Bonds, Series 1990A, 7.200%, 11/01/20

    4,450,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
                 and Will Counties, Illinois, General Obligation Bonds, Series 1992A         6/02 at 100   Aaa             4,748,061
                 6.125%, 6/01/22 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 2.1%

    9,000,000   Indiana Health Facility Financing Authority, Hospital Revenue Refunding
                 and Improvement Bonds,                                                      5/06 at 102   Aaa             9,263,160
                 Series 1995 (Community Hospitals Projects), 5.700%, 5/15/22

    7,425,000   Fort Wayne International Airport Building Corporation, Airport
                 Improvement Bonds, Series 1994,                                             1/04 at 101   Aa              7,694,305
                 Fort Wayne, Indiana, 5.900%, 1/01/14 (Alternative Minimum Tax)

    3,215,000   Mooresville Consolidated School Building Corporation, First Mortgage Bonds,
                 Series 1994B (Morgan                                                        1/04 at 102   A               3,502,775
                 County, Indiana), 6.400%, 7/15/15


------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 0.9%

    4,560,000   Iowa Finance Authority, Single Family Mortgage Bonds, 1995 Series C,
                 6.450%, 1/01/24                                                             1/05 at 102   Aaa             4,806,878

    3,500,000   City of Marshalltown, Iowa, Pollution Control Revenue Refunding Bonds
                 (Iowa Electric Light and                                                   11/03 at 102   Aaa             3,534,230
                 Power Company Project), Series 1993, 5.500%, 11/01/23


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 1.5%

   10,000,000   Louisiana Public Facilities Authority, Extended Care Facilities
                 Revenue Bonds (Comm-Care Corporation                                       No Opt. Call   BBB            14,190,100
                 Project), Series 1994, 11.000%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 7.1%

                Massachusetts Bay Transportation Authority, General Transportation
                System Bonds, 1990 Series A:
    5,000,000    7.000%, 3/01/10 (Pre-refunded to 3/01/00)                                   3/00 at 100   Aaa             5,259,850
    3,500,000    7.625%, 3/01/15 (Pre-refunded to 3/01/00)                                   3/00 at 102   Aaa             3,785,250

    7,570,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                 Emerson Hospital Issue,                                                     7/00 at 102   AAA             8,312,314
                 Series C, 8.000%, 7/01/18 (Pre-refunded to 7/01/00)

   13,915,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                 Capital Asset Program                                                       4/00 at 102   Aaa            14,987,012
                 Issue, Series F, 7.300%, 10/01/18 (Pre-refunded to 4/01/00)

    1,045,000   Massachusetts Housing Finance Agency, Residential Housing Revenue Bonds,
                 1988 Series B,                                                              8/99 at 102   A-              1,089,078
                 8.100%, 8/01/23 (Alternative Minimum Tax)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts (continued)

$  10,300,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue Bonds
                 (SEMASS Project),                                                           7/01 at 103   N/R         $  11,554,128
                 Series 1991A, 9.000%, 7/01/15

   11,535,000   Massachusetts Water Resources Authority, General Revenue Bonds,
                 1990 Series A,                                                              4/00 at 102   Aaa            12,474,756
                 7.500%, 4/01/16 (Pre-refunded to 4/01/00)

    8,770,000   Massachusetts Water Resources Authority, General Revenue Bonds,
                 1990 Series A,                                                              4/00 at 102   Aaa             9,504,575
                 7.625%, 4/01/14 (Pre-refunded to 4/01/00)

    1,000,000   City of Boston, Massachusetts, General Obligation Bonds,
                 1990 Series A, 7.375%, 2/01/10                                              2/00 at 102   A1***           1,074,280
                 (Pre-refunded to 2/01/00)


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 2.9%

                Chippewa Valley Schools, County of Macomb, State of Michigan,
                1998 School Building and State and Refunding Bonds (General
                Obligation - Unlimited Tax):
    9,740,000    4.750%, 5/01/23                                                             5/08 at 100   Aaa             8,914,340
   11,175,000    5.000%, 5/01/27                                                             5/08 at 100   Aaa            10,649,440

                The Economic Development Corporation of the City of Lapeer,
                Limited Obligation Revenue Bonds (Lapeer Health Services
                Corporation Project), Series 1990:
    2,915,000    8.250%, 2/01/04 (Pre-refunded to 2/01/00)                                   2/00 at 102   BBB***          3,170,616
    3,000,000    8.500%, 2/01/12 (Pre-refunded to 2/01/00)                                   2/00 at 102   BBB***          3,275,610
    2,000,000    8.625%, 2/01/20 (Pre-refunded to 2/01/00)                                   2/00 at 102   BBB***          2,187,920


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 2.2%

    7,685,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds, 1990
                 Series A, 7.950%, 7/01/22                                                   7/00 at 102   AA              8,091,075
                 (Alternative Minimum Tax)

                Minneapolis/Saint Paul Housing Finance Board, Single Family
                Mortgage Revenue Bonds (Minneapolis/ Saint Paul Family Housing
                Program, Phase VIII), Series 1990A:
      740,000    7.750%, 8/01/10 (Alternative Minimum Tax)                                   2/00 at 102   AAA               772,049
    4,035,000    8.000%, 2/01/23 (Alternative Minimum Tax)                                   2/00 at 102   AAA             4,212,782

    3,340,000   Minneapolis Community Development Agency, Limited Tax Supported
                 Development Revenue Bonds,                                                 12/98 at 102   A-              3,483,253
                 Common Bond Fund Series 1988-1, 8.750%, 12/01/17 (Alternative Minimum Tax)

    2,130,000   Minneapolis Community Development Agency, Limited Tax Supported
                 Development Revenue Bonds,                                                 12/98 at 102   BBB+            2,216,542
                 Common Bond Fund Series 1988-3, 8.500%, 12/01/08 (Alternative Minimum Tax)

    2,480,000   Minneapolis Community Development Agency, Limited Tax Supported
                 Development Revenue Bonds,                                                 12/99 at 102   A-              2,632,743
                 Common Bond Fund Series 1989-1, 8.250%, 6/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 1.5%

    5,320,000   Coahoma-Clarksdale Housing Development Corporation, 1990 Multifamily
                 Mortgage Revenue Refunding                                                  8/03 at 100   AAA             5,755,336
                 Bonds (Gooden Estates and McLaurin Arms Projects), Series A and B, 8.000%, 8/01/24
    2,680,000   Greenwood-Leflore Housing Development Corporation, 1990 Multifamily
                 Mortgage Revenue Refunding                                                  6/02 at 100   AA-             2,794,865
                 Bonds (Jones Apartment Projects), Series C, 7.950%, 8/01/22

    1,605,000   Greenwood-Leflore Housing Development Corporation, 1990 Multifamily
                 Mortgage Revenue Refunding                                                  2/01 at 100   AA-             1,663,775
                 Bonds (Ivory Apartment Projects), Series D, 7.950%, 2/01/22

    1,685,000   Greenwood-Leflore Housing Development Corporation, 1990 Multifamily
                 Mortgage Revenue Refunding                                                  3/02 at 100   AA-             1,753,259
                 Bonds (McNeace Apartment Projects), Series A, 7.950%, 8/01/22

    2,640,000   Greenwood-Leflore Housing Development Corporation, 1990 Multifamily
                 Mortgage Revenue Refunding                                                  8/01 at 100   AA-             2,752,570
                 Bonds (Bishop Apartment Project), Series B, 7.950%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 0.3%

    2,500,000   Health and Educational Facilities Authority of the State of Missouri,
                 Health Facilities Revenue Bonds (SSM Health Care Projects), Series 1988A,   6/98 at 102   Aaa             2,557,850
                 7.750%, 6/01/16 (Pre-refunded to 6/01/98)


------------------------------------------------------------------------------------------------------------------------------------
                Montana - 1.7%

   15,595,000   Montana Board Of Housing, Single Family Program Bonds, 1995 Series B
                 (Federally Insured or Guaranteed Mortgage Loan),                           12/05 at 102   AA+            16,403,445
                 6.400%, 12/01/27 (Alternative Minimum Tax)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Nevada - 0.5%

$   4,500,000   Housing Division, Single Family Mortgage Bonds, 1997 Series C-2
                 Senior Bonds, 5.750%, 4/01/29 (Alternative Minimum Tax)                     4/07 at 102   Aaa       $     4,594,905


------------------------------------------------------------------------------------------------------------------------------------
                New Hampshire - 1.6%

    3,060,000   Business Finance Authority of the State of New Hampshire, Water
                 Facility Revenue Bonds (Pennichuck                                         12/04 at 102   Aaa             3,375,211
                 Water Works, Inc. - 1994 Issue), Series A, 6.350%, 12/01/19

    1,940,000   Business Finance Authority of the State of New Hampshire, Water
                 Facility Revenue Bonds (Pennichuck                                         12/04 at 102   Aaa             2,105,870
                 Water Works, Inc.), Series B, 6.450%, 12/01/16 (Alternative Minimum Tax)

    3,850,000   New Hampshire Housing Finance Authority, Single Family Residential
                 Mortgage Bonds, 1990 Series A,                                              7/00 at 102   Aa              4,047,428
                 7.950%, 7/01/22 (Alternative Minimum Tax)

    5,700,000   New Hampshire Housing Finance Authority, Single Family Residential
                 Mortgage Bonds, 1989 Series A,                                              7/99 at 102   Aa              5,969,325
                 7.900%, 7/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                New Jersey - 1.1%

    8,750,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 1991 C,
                 6.500%, 1/01/16                                                            No Opt. Call   Aaa            10,170,213


------------------------------------------------------------------------------------------------------------------------------------
                New Mexico - 0.2%

    2,155,000   New Mexico Mortgage Finance Authority, Single Family Mortgage
                 Program Bonds, 1997 Series F-2,                                             7/07 at 102   AAA             2,194,027
                 5.700%, 7/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                New York - 12.7%

    4,605,000   Dormitory Authority of the State of New York, United Health
                 Services, Inc., FHA Insured Mortgage Revenue                                2/00 at 102   AAA             4,946,783
                 Bonds, Series 1989, 7.350%, 8/01/29 (Pre-refunded to 2/01/00)

   26,000,000   Dormitory Authority of the State of New York, City University System
                 Consolidated Revenue Bonds,                                                 7/00 at 102   Aaa            28,383,680
                 Series 1990A, 7.625%, 7/01/20 (Pre-refunded to 7/01/00)

                Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1990A:
   19,965,000    7.700%, 5/15/12 (Pre-refunded to 5/15/00)                                   5/00 at 102   Aaa            21,748,673
    7,250,000    6.500%, 5/15/19 (Pre-refunded to 5/15/00)                                   5/00 at 100   AAA             7,598,145

    3,885,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds
                 (New York City), 1990 Series A                                             11/00 at 102   BBB+            4,256,367
                 Refunding, 8.000%, 11/01/08

   18,815,000   New York State Housing Finance Agency, Health Facilities Revenue Bonds
                 (New York City), 1990 Series A                                             11/00 at 102   Aaa            20,876,371
                 Refunding, 8.000%, 11/01/08 (Pre-refunded to 11/01/00)

    8,500,000   New York State Medical Care Facilities Finance Agency, Hospital and
                 Nursing Home FHA Insured Mortgage                                           8/98 at 102   AAA             8,758,145
                 Revenue Bonds, 1988 Series C, 7.600%, 2/15/08 (Pre-refunded to 8/15/98)

    5,000,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt
                 Hospital Center FHA Insured                                                 2/00 at 102   Aaa             5,384,500
                 Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29 (Pre-refunded to 2/15/00)

    8,000,000   The City of New York, General Obligation Bonds, Fiscal 1991 Series B,
                 9.500%, 6/01/03                                                            No Opt. Call   A3              9,717,920

   10,000,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series G,
                 6.000%, 10/15/26                                                           10/07 at 101   A3             10,553,200


------------------------------------------------------------------------------------------------------------------------------------
                North Carolina - 1.4%

   13,565,000   North Carolina Eastern Municipal Power Agency, Power System
                 Revenue Bonds, Refunding Series 1993 B,                                     1/03 at 100   Aaa            13,686,000
                 5.500%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                North Dakota - 1.3%

    2,135,000   State of North Dakota (North Dakota Housing Finance Agency), Single
                 Family Mortgage Program Bonds,                                              7/98 at 103   Aa2             2,204,174
                 1986 Series A, 8.375%, 7/01/19 (Alternative Minimum Tax)

   10,000,000   City of Grand Fork, North Dakota, Sales Tax Revenue Bonds
                 (The Aurora Project), Series 1997A,                                        12/07 at 100   Aaa            10,211,600
                 5.625%, 12/15/29


------------------------------------------------------------------------------------------------------------------------------------
                Ohio - 1.8%

   15,080,000   Ohio Air Quality Development Authority, State of Ohio, Collateralized
                 Pollution Control Revenue Refunding Bonds, Series 1992 (The Cleveland       6/02 at 103   Aaa            17,241,266
                 Electric Illuminating Company Project), 8.000%, 12/01/13

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Oklahoma - 2.8%

$  10,480,000   Central Oklahoma Transportation and Parking Authority (Oklahoma City,
                 Oklahoma), Parking System Revenue and Refunding Bonds,                      7/06 at 100   Aaa        $   10,430,639
                 Series 1996, 5.250%, 7/01/16

    1,310,000   Cleveland County Home Loan Authority (Oklahoma), Single Family Mortgage
                 Revenue Refunding Bonds, Series 1992, 8.375%, 2/01/12                       8/01 at 102   A1              1,406,075

   13,615,000   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds,
                 Series 1991, 7.600%, 12/01/30 (Alternative Minimum Tax)                     6/01 at 102   Baa2           14,873,298


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 1.8%

    3,500,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding Bonds,
                 Issue 1993, 5.800%, 7/01/18                                                 7/03 at 102   Aaa             3,643,185

    8,500,000   City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                 Series 1993, 5.000%, 6/15/16                                                6/03 at 100   Aaa             8,195,190

    4,665,000   Venango Housing Corporation, Multifamily Mortgage Revenue Refunding Bonds
                 (FHA Insured Mortgage/Evergreen Arbors Project),                           12/03 at 100   AAA             4,981,754
                 1990 Series A, 8.000%, 2/01/24


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 3.2%

   12,250,000   Rhode Island Health and Educational Building Corporation, Hospital
                 Financing Revenue Bonds, Lifespan                                           5/07 at 102   Aaa            12,452,493
                 Obligated Group Issue, Series 1996, 5.500%, 5/15/16

    6,745,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership
                 Opportunity Bonds, Series 2, 7.750%, 4/01/22                                4/00 at 102   AA+             7,066,062

      905,000   Rhode Island Housing and Mortgage Finance Corporation,
                 Series 3-B Bonds, 8.050%, 4/01/22 (Alternative Minimum Tax)                10/00 at 102   AA+               948,675

    6,000,000   Rhode Island Convention Center Authority, Refunding Revenue Bonds,
                 1993 Series C, 5.000%, 5/15/23                                              5/04 at 102   Aaa             5,719,920

                The Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds (FHA Insured Mortgage Loan -
                Cathedral Square Apartments IIProject), 1992 Series:
      435,000    7.375%, 4/01/10 (Alternative Minimum Tax)                                   4/02 at 105   AAA               474,289
    1,060,000    7.400%, 4/01/20 (Alternative Minimum Tax)                                   4/02 at 105   AAA             1,156,259
    3,050,000    7.500%, 10/01/32 (Alternative Minimum Tax)                                  4/02 at 105   AAA             3,320,535


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 1.5%

   15,650,000   South Carolina Public Service Authority, Revenue Bonds,
                 1993 Refunding Series C, 5.000%, 1/01/25                                    1/03 at 102   Aaa            14,832,914


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.4%

    3,500,000   Tennessee Housing Development Agency, Mortgage Finance Program Bonds,
                 1994 Series A, 6.900%, 7/01/25 (Alternative Minimum Tax)                    7/04 at 102   A1              3,748,010


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 6.3%

    8,000,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds
                 (Texas Utilities Electric Company Project), Series 1990A,                   2/00 at 102   Baa1            8,605,680
                 8.125%, 2/01/20 (Alternative Minimum Tax)

    5,950,000   Brazos River Authority (Texas), Collateralized Pollution Control
                 Revenue Bonds (Texas Utilities Electric Company Project), Series 1989A,     1/99 at 102   Baa1            6,209,361
                 8.250%, 1/01/19 (Alternative Minimum Tax)

    4,925,000   The Cameron County Housing Finance Corporation, Single Family Mortgage
                 Revenue Refunding Bonds (GNMA and FNMA Mortgage-Backed                      9/02 at 103   AAA             5,206,858
                 Securities Program), Series 1992, 6.750%, 3/01/26

    3,000,000   El Paso Housing Finance Corporation, Multifamily Housing Revenue
                 Refunding Bonds (Las Flores Development Company Project),                   1/00 at 103   AAA             3,155,580
                 Series 1990A, 7.500%, 3/20/25

    6,000,000   Harris County, Texas, Health Facilities Development Corporation, Special
                 Facilities Revenue Bonds (Texas Medical Center Project), Series 1990,       5/00 at 102   Aaa             6,488,340
                 7.375%, 5/15/20 (Pre-refunded to 5/15/00)

   10,000,000   Harris County Health Facilities Development Corporation, Special
                 Facilities Revenue Bonds (Texas Medical Center Project),                    5/06 at 102   Aaa            10,546,700
                 Series 1996, 5.900%, 5/15/16

                City of Houston, Texas, Water Conveyance System Contract,
                Certificates of Participation, Series 1993 A-J:
    5,490,000    6.800%, 12/15/10                                                           No Opt. Call   Aaa             6,504,717
    2,000,000    6.800%, 12/15/11                                                           No Opt. Call   Aaa             2,372,820

    7,500,000   Sabine River Authority of Texas (Texas Utilities Electric Company Project),
                 Series 1990A, 8.125%, 2/01/20 (Alternative Minimum Tax)                     2/00 at 102   Baa1            8,067,825

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Texas (continued)

                The Wood Glen Housing Finance Corporation, Mortgage Revenue
                Refunding Bonds, Series 1990C (FHA Insured Mortgage Loan -
                Section 8 Assisted Copperwood II Project):
$   1,545,000    7.625%, 1/01/10                                                             1/00 at 103   Aaa        $    1,628,877
    1,250,000    7.650%, 7/01/23                                                             1/00 at 103   Aaa             1,313,750


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.5%

      540,000   Utah Housing Finance Agency, Single Family Mortgage Senior Bonds,
                 1989 Issue B (Federally Insured or Guaranteed Mortgage Loans),              7/99 at 102   AA                554,531
                 8.250%, 7/01/21 (Alternative Minimum Tax)

    4,000,000   Intermountain Power Agency, Power Supply Revenue Refunding Bonds,
                 1996 Series D, 5.000%, 7/01/23                                              7/06 at 102   A1              3,802,000


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 0.9%

    8,130,000   Capital Region Airport Commission, Richmond (Virginia), International
                 Airport Projects, Airport Revenue Bonds, Series 1995A, 5.625%, 7/01/20      7/05 at 102   Aaa             8,301,543


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 9.4%

    7,195,000   State of Washington, Various Purpose General Obligation Bonds,
                 Series 1991A, 6.000%, 3/01/16 (Pre-refunded to 3/01/01)                     3/01 at 100   Aa1***          7,528,560

    3,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                 Refunding Revenue Bonds, Series 1993A, 5.750%, 7/01/13                      7/03 at 102   Aa1             3,104,700

   11,135,000   Washington Public Power Supply System, Nuclear Project No. 1,
                 Refunding Revenue Bonds, Series 1989B,                                      1/00 at 102   Aaa            11,913,002
                 7.250%, 7/01/15 (Pre-refunded to 1/01/00)

    9,115,000   Washington Public Power Supply System, Nuclear Project No. 1,
                 Refunding Revenue Bonds, Series 1989A,                                      7/99 at 102   Aaa             9,663,042
                 7.500%, 7/01/15 (Pre-refunded to 7/01/99)

   21,700,000   Washington Public Power Supply System, Nuclear Project No. 2,
                 Refunding Revenue Bonds, Series 1990A,                                      7/00 at 102   Aaa            23,539,943
                 7.375%, 7/01/12 (Pre-refunded to 7/01/00)

   11,340,000   Washington Public Power Supply System, Nuclear Project No. 2,
                 Refunding Revenue Bonds, Series 1994A, 5.000%, 7/01/09                      7/04 at 102   Aaa            11,407,246

    6,615,000   Washington Public Power Supply System, Nuclear Project No. 3,
                 Refunding Revenue Bonds, Series 1989A,                                      7/99 at 102   Aaa             6,993,047
                 7.250%, 7/01/16 (Pre-refunded to 7/01/99)

    8,500,000   Washington Public Power Supply System, Nuclear Project No. 3,
                 Refunding Revenue Bonds Series 1998A, 5.125%, 7/01/18                       7/08 at 102   Aa1             8,224,430

    5,250,000   Everett School District No. 2, Snohomish County, Washington, Unlimited Tax
                 General Obligation Bonds, Series 1993, 6.200%, 12/01/12                    12/03 at 102   Aaa             5,799,728
                 (Pre-refunded to 12/01/03)

    2,500,000   City of Walla Walla, Washington, Water and Wastewater Revenue Bonds,
                 Series 1997, 5.000%, 8/01/17                                                8/07 at 100   Aaa             2,415,824


------------------------------------------------------------------------------------------------------------------------------------
                Wisconsin - 4.3%

   11,835,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                 Series 1990 (Franciscan Health                                              3/00 at 102   Aaa            12,967,610
                 System, Inc. Project), 8.500%, 3/01/20 (Pre-refunded to 3/01/00)

                Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
                Series 1996 (Aurora Medical Group, Inc. Project):
   10,000,000    5.600%, 11/15/16                                                            5/06 at 102   Aaa            10,220,100
   15,000,000    5.750%, 11/15/25                                                            5/06 at 102   Aaa            15,425,850

    3,000,000   Housing Authority of the City of Milwaukee, Wisconsin, Multifamily
                 Housing Refunding Revenue Bonds, Series 1990 (FHA Insured Mortgage          6/00 at 102   Aa              3,125,580
                 Loan - The Blatz Apartments Project), 7.500%, 12/01/28
------------------------------------------------------------------------------------------------------------------------------------

$ 879,840,000   Total Investments - (cost $870,188,738) - 97.7%                                                          938,436,969
=============

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities - 0.4%

$   2,100,000   District of Columbia (Washington, D.C.), General Obligation General Fund
                 Recovery Bonds, Series 1991B, Variable Rate Demand Bonds, 4.350%, 6/01/03+                   A-1+     $   2,100,000

    1,500,000   City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                 Company Project), 1993 Series B, Variable Rate Demand Bonds, 4.200%, 12/01/33+             VMIG-1         1,500,000
------------------------------------------------------------------------------------------------------------------------------------

$   3,600,000   Total Temporary Investments - 0.4%                                                                         3,600,000
=============
                Other Assets Less Liabilities - 1.9%                                                                      18,737,553
                --------------------------------------------------------------------------------------------------------------------

                Net Assets - 100%                                                                                      $ 960,774,522
                ====================================================================================================================


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient
U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                            Portfolio of Investments
                            NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NMO)
                            April 30, 1998
                            (Unaudited)


    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Alaska - 1.2%

$  12,000,000   Alaska State Housing Finance Corporation, Governmental Purpose Bonds, 1995 Series A,
                 5.875%, 12/01/30                                                           12/05 at 102   Aaa         $  12,457,920

------------------------------------------------------------------------------------------------------------------------------------
                Arizona - 0.3%

    2,645,000   The Industrial Development Authority of the County of Pima, Single Family Mortgage Revenue Bonds,
                 Series 1997A, 6.250%, 11/01/29 (Alternative Minimum Tax)              5/07 at 105 27/32   AAA             2,881,728


------------------------------------------------------------------------------------------------------------------------------------
                Arkansas - 0.3%

    1,740,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Refunding Bonds,
                 1991 Series A (FHA Insured or VA Guaranteed Mortgage Loans),
                 8.000%, 8/15/11                                                             8/01 at 103    AA             1,863,679

    1,130,000   Fayetteville School District Number 1, General Obligation Bonds,
                 1998 Series B, 4.750%, 6/01/18 (WI)                                        12/04 at 100   Aaa             1,114,124


------------------------------------------------------------------------------------------------------------------------------------
                California - 13.5%

    3,500,000   California Various Purpose General Obligation Bonds, Series 1998,
                  5.000%, 2/01/21 (DD)                                                       2/08 at 101    A1             3,352,930

    6,500,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Episcopal Homes
                 Foundation Project), Series 1985B, 7.850%, 7/01/15                      7/98 at 100 1/2    A+             6,570,655

    4,000,000   California Health Facilities Financing Authority, Insured Health Facilities Revenue Bonds
                 (ValleyCare Hospital Corporation) 1989 Series A, 7.000%, 5/01/20
                 (Pre-refunded to 5/01/00)                                                   5/00 at 102    A+***          4,299,280

    7,300,000   California Health Facilities Financing Authority, Insured Hospital Revenue Bonds
                 (Children's Hospital-San Diego), Series 1990, 6.500%, 7/01/20
                 (Pre-refunded to 7/01/00)                                                   7/00 at 102    Aaa            7,803,554

    6,810,000   California Health Facilities Financing Authority, Kaiser Permanente,
                 Revenue Bonds, 1993 Series C, 5.600%, 5/01/33                               5/03 at 102    A+             6,892,469

    6,050,000   California Housing Finance Agency, Multifamily Housing Revenue Bonds III, 1998 Series A,
                 5.450%, 8/01/28                                                             8/08 at 102    Aaa            6,002,447

    5,000,000   State of California, Veterans General Obligation Bonds, Series BH, 5.600%, 12/01/32
                 (Alternative Minimum Tax)                                                  12/03 at 102    A1             5,039,650

   12,250,000   State of California, Veterans General Obligation Bonds, Series BL, 5.300%, 12/01/12
                 (Alternative Minimum Tax)                                                  12/08 at 101    A1            12,365,640

   13,740,000   Certificates of Participation (1991 Financing Project), County of Alameda,
                 California, Alameda County Public Facilities Corporation, 6.000%, 9/01/21   9/06 at 102    Aaa           14,644,229

    8,745,000   Bell Community Redevelopment Agency, Bell Redevelopment Area 1994, Tax Allocation
                 Refunding Bonds, 6.350%, 11/01/23                                          11/03 at 102    Aaa            9,586,356

    2,500,000   The Community Redevelopment Agency of the City of Los Angeles, California, Central Business
                 District Redevelopment Project, Tax Allocation Refunding Bonds,
                 Series 1987-G, 6.750%, 7/01/10                                              7/98 at 101    BBB            2,599,075

   12,080,000   Department of Water and Power of the City of Los Angeles, California, Electric
                 Plant Revenue Bonds, Issue of 1994, 5.375%, 2/15/34                         2/04 at 102    Aa3           12,082,778

                Department of Water and Power of the City of Los Angeles,
                California, Electric Plant Revenue Bonds, Second Issue of 1993:
    6,000,000    4.750%, 10/15/20                                                           10/03 at 102    Aa3            5,532,540
    6,815,000    5.400%, 11/15/31                                                           11/03 at 102    Aa3            6,831,560

    6,000,000   Department of Water and Power of the City of Los Angeles, Water Works
                 Refunding Revenue Bonds, Issue of 1992, 6.400%, 5/15/28                     5/01 at 102     Aa            6,420,060

                County of Orange, California, 1996 Recovery Certificates of Participation, Series A:
   13,000,000    5.875%, 7/01/19                                                             7/06 at 102    Aaa           13,674,700
    3,450,000    6.000%, 7/01/26                                                             7/06 at 102    Aaa            3,685,256

    5,870,000   Sacramento Municipal Utility District, California, Electric Revenue
                 Refunding Bonds, 1993 Series G, 4.750%, 9/01/21                             9/03 at 100    Aaa            5,395,998

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                California (continued)

$   5,000,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue Bonds,
                 Series 1997 A, 0.000%, 1/15/17                                             1/14 at 102    Aaa       $     3,221,450


------------------------------------------------------------------------------------------------------------------------------------
                Colorado - 4.1%

    2,985,000   Colorado Housing and Finance Authority, Single Family Program Senior Bonds, 1990 Issue C
                 (Federally Insured or Guaranteed Mortgage Loans), 7.650%, 8/01/22
                 (Alternative Minimum Tax)                                                  8/00 at 102    AA+             3,121,176

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992C:
    1,200,000    5.950%, 11/15/98 (Alternative Minimum Tax)                                 No Opt. Call   Baa1            1,213,032
    1,605,000    6.750%, 11/15/22 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)      11/02 at 102   Aaa             1,784,198
    6,020,000    6.750%, 11/15/22 (Alternative Minimum Tax)                                 11/02 at 102   Baa1            6,508,704

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D:
    1,045,000    7.750%, 11/15/21 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)      11/01 at 102   Aaa             1,179,669
    3,955,000    7.750%, 11/15/21 (Alternative Minimum Tax)                                 11/01 at 102   Baa             4,390,762
    1,060,000    7.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)      11/01 at 10    Aaa             1,152,527
    3,940,000    7.000%, 11/15/25 (Alternative Minimum Tax)                                 11/01 at 100   Baa1            4,205,911
                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992B:
      715,000    7.250%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)      11/02 at 102   Aaa               810,345
    2,785,000    7.250%, 11/15/23 (Alternative Minimum Tax)                                 11/02 at 102   Baa1            3,081,213

                City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A:
    3,240,000    8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)      11/01 at 100   Aaa             3,628,152
    9,010,000    8.000%, 11/15/25 (Alternative Minimum Tax)                                 11/01 at 100   Baa1            9,907,756


------------------------------------------------------------------------------------------------------------------------------------
                District of Columbia - 0.2%

    2,105,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990 A, 8.100%, 12/01/23 (Alternative Minimum Tax)                  12/00 at 102   AAA             2,266,559


------------------------------------------------------------------------------------------------------------------------------------
                Florida - 3.0%

                Orange County Housing Finance Authority, GNMA Collateralized
                Mortgage Revenue Refunding Bonds, 1990 Series A:
    3,290,000    7.500%, 7/01/10                                                             7/00 at 103   Aaa             3,478,879
   11,035,000    7.600%, 1/01/24                                                             7/00 at 103   Aaa            11,765,076

   10,430,000   Palm Beach County Health Facilities Authority, Hospital Revenue Refunding Bonds, Series 1988
                 (JFK Medical Center, Inc. Projects), 8.875%, 12/01/18
                 (Pre-refunded to 12/01/98)                                                12/98 at 102    N/R***         10,934,604

    3,625,000   Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage Revenue Bonds,
                 1990 Series B, 7.600%, 3/01/23                                             9/00 at 103    Aaa             3,838,331


------------------------------------------------------------------------------------------------------------------------------------
                Illinois - 8.1%

   15,000,000   Illinois Development Finance Authority, Revenue Refunding Bonds, Series 1990A
                 (Columbus-Cuneo-Cabrini Medical Center), 8.500%, 2/01/15
                 (Pre-refunded to 2/01/00)                                                  2/00 at 102    Baa2***        16,378,050

    5,210,000   Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds
                 (Garden House of River Oaks West Development), Series 1992A,
                 6.875%, 1/01/20                                                            1/03 at 102    A               5,477,377

    1,845,000   Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds
                 (Village Center Development), Series 1992C, 6.600%, 3/01/07                3/03 at 102    A               1,942,010

    6,500,000   City of Chicago, Illinois, Gas Supply Refunding Revenue Bonds, 1995 Series A
                 (The Peoples Gas Light and Coke Company Project), 6.100%, 6/01/25          6/05 at 102    AA-             6,909,305

   21,805,000   City of Chicago, Chicago-O'Hare International Airport, International Terminal Special
                 Revenue Bonds, Series 1990 A, 7.500%, 1/01/17 (Alternative Minimum Tax)    1/00 at 102    A              23,175,880

    7,300,000   City of Chicago, Chicago-O'Hare International Airport, Special Facility Revenue Bonds
                 (American Airlines, Inc. Project), Series 1990A, 7.875%, 11/01/25
                 (Alternative Minimum Tax)                                                 11/00 at 102    Baa2            7,936,852

    3,945,000   City of Chicago, Sales Tax Revenue Bonds, Series 1997, 5.375%, 1/01/27      1/08 at 102    Aaa             3,930,364

    4,000,000   Community College District No. 508, Cook County, Illinois,
                 Certificates of Participation, 8.750%, 1/01/06                            No Opt. Call    Aaa             5,015,640

    2,320,000   City of Peoria, Peoria County, Illinois, City of Pekin, Tazewell and Peoria
                 Counties, Illinois, and City of Waukegan, Lake County, Illinois, Jointly,
                 GNMA Collateralized Mortgage Revenue Bonds, Series 1990, 7.875%, 8/01/22
                 (Alternative Minimum Tax)                                                  8/00 at 103    AAA             2,436,812

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Illinois (continued)

$   9,195,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
                 General Obligation Bonds, Series 1992A, 6.125%, 6/01/22                    6/02 at 100    Aaa       $     9,623,027


------------------------------------------------------------------------------------------------------------------------------------
                Indiana - 5.5%

   13,500,000   Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
                 Series 1990 (Bartholomew County Hospital District),                        8/00 at 102    Aaa            14,798,970
                 7.750%, 8/15/20 (Pre-refunded to 8/15/00)

    3,510,000   Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds
                 (GNMA Collateralized Home Mortgage Program), 1990 Series D,                7/00 at 102    Aaa             3,673,917
                 7.800%, 1/01/22 (Alternative Minimum Tax)

   10,000,000   Indiana State Office Building Commission, Capitol Complex Revenue Bonds,
                 Series 1990B (State Office Building I Facility),                           7/00 at 102    Aaa            10,830,900
                 7.250%, 7/01/12 (Pre-refunded to 7/01/00)

                The Indianapolis Local Public Improvement Bond Bank, Series 1992 D Bonds:
    3,750,000    6.750%, 2/01/20                                                            2/03 at 102    AA              4,133,813
    5,500,000    6.500%, 2/01/22                                                            5/98 at 100    AA              5,509,625

    5,000,000   Columbus Multi-School Building Corporation, Bartholomew County, Indiana,
                 First Mortgage Bonds, 7.600%, 1/15/14 (Pre-refunded to 1/15/01)            1/01 at 102    N/R***          5,503,550

   10,080,000   The Trustees of Purdue University, Purdue University Student Fee Bonds,
                 Series M, 6.100%, 7/01/17                                                  7/06 at 101    Aa2            10,810,094


------------------------------------------------------------------------------------------------------------------------------------
                Iowa - 0.8%

    4,215,000   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, Series 1997
                 (IPSCO Project), 6.000%, 6/01/27 (Alternative Minimum Tax)                No Opt. Call    N/R             4,360,839
                 (Mandatory put 6/01/07)

    3,310,000   Des Moines Aviation System Revenue Bonds, Series 1998A,
                 5.125%, 7/01/28 (WI)                                                       7/08 at 100    Aaa             3,218,148


------------------------------------------------------------------------------------------------------------------------------------
                Kentucky - 0.3%

    1,500,000   Kentucky Economic Development Finance Authority, Health Care
                 Facilities Revenue Bonds, The Christian Church Homes of                    5/08 at 102    BBB             1,452,420
                 Kentucky, 5.375%, 11/15/23

    1,725,000   Kentucky Housing Corporation, Housing Revenue Bonds
                 (FHA Insured/VA Guaranteed), 1990 Series C                                 7/00 at 102    Aaa             1,825,619
                 Bonds, 8.100%, 1/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Louisiana - 0.6%

    5,375,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program),                   8/00 at 102   Aaa              5,634,129
                 Series 1990A, 7.875%, 8/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Maine - 0.1%

    1,355,000   Maine State Housing Authority, Single-Family Mortgage Acquisition Bonds,
                 1991 Series 1, 7.150%, 11/01/21                                           11/01 at 102   Aa1              1,433,969


------------------------------------------------------------------------------------------------------------------------------------
                Maryland - 0.4%

    4,245,000   Community Development Administration, Department of Housing and
                 Community Development, State of Maryland, Single Family Program            4/00 at 102   Aa2              4,431,483
                 Bonds, 1990 Fifth Series, 7.700%, 4/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts - 7.2%

                Massachusetts Bay Transportation Authority, General Transportation System Bonds, 1990 Series A:
    7,500,000    7.000%, 3/01/10 (Pre-refunded to 3/01/00)                                  3/00 at 100   Aaa              7,889,775
   10,800,000    7.625%, 3/01/15 (Pre-refunded to 3/01/00)                                  3/00 at 102   Aaa             11,680,200

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Daughters of Charity National Health
                System-Carney Hospital Issue, Series C:
    4,200,000    7.500%, 7/01/05 (Pre-refunded to 7/01/00)                                  7/00 at 102   Aaa              4,568,718
   10,800,000    7.750%, 7/01/14 (Pre-refunded to 7/01/00)                                  7/00 at 102   Aaa             11,803,644

    5,900,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
                 New England Medical Center Hospitals Issue,                                7/02 at 102   Aaa              6,415,188
                 Series F, 6.625%, 7/01/25

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Goddard Memorial Hospital Issue, Series B:
    3,090,000    9.000%, 7/01/15 (Pre-refunded to 7/01/00)                                 7/00 at 102    Aaa              3,456,505
    4,795,000    9.000%, 7/01/15                                                           7/00 at 102    Baa              5,250,525

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Massachusetts (continued)

                Massachusetts Water Resources Authority, General Revenue Bonds, 1990 Series A:
$   8,450,000    7.625%, 4/01/14 (Pre-refunded to 4/01/00)                                 4/00 at 102    Aaa         $    9,157,772
    6,615,000    7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                 4/00 at 102    Aaa              7,153,924
    5,195,000    7.000%, 4/01/18 (Pre-refunded to 4/01/00)                                 4/00 at 102    Aaa              5,570,754


------------------------------------------------------------------------------------------------------------------------------------
                Michigan - 2.3%

    8,500,000   Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds
                 (Bay Medical Center), Series 1990A, 8.250%, 7/01/12                       7/00 at 102    A3               9,327,645

    4,500,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds
                 (The Detroit Medical Center Obligated Group), Series 1991A,               8/01 at 102    Aaa              5,016,150
                 7.500%, 8/15/11 (Pre-refunded to 8/15/01)

    8,500,000   Michigan Strategic Fund, Limited Obligation Revenue Bonds (Waste
                 Management, Inc. Project), Series 1992, 6.625%, 12/01/12                 12/02 at 102    Baa1             9,169,460
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Minnesota - 2.3%

    3,305,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                 1990 Series A, 7.950%, 7/01/22 (Alternative Minimum Tax)                  7/00 at 102    AA               3,479,636

    2,395,000   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                 1990 Series C, 7.700%, 7/01/14                                            7/00 at 102    AA               2,512,571

    2,405,000   The Dakota County Housing and Redevelopment Authority,
                 The Washington County Housing and Redevelopment Authority, and the       12/00 at 102    AAA              2,512,095
                 Stearns County Housing and Redevelopment Authority, Single Family
                 Residential Mortgage Revenue Bonds (GNMA), Series 1990, 7.850%, 12/01/30
                 (Alternative Minimum Tax)

    8,845,000   City of Minneapolis, Minnesota and the Housing and Redevelopment Authority
                 of The City of Saint Paul, Minnesota, Health Care System Revenue Bonds    8/00 at 102    Aaa              9,745,952
                 (Health One Obligated Group), Series 1990C, 8.000%, 8/15/19
                 (Pre-refunded to 8/15/00)

    3,775,000   The Housing and Redevelopment Authority of the City of Saint Paul,
                 Minnesota, Sales Tax Revenue Refunding Bonds (Civic Center Project),     11/15 at 103    Aaa              4,584,285
                 Series 1996, 7.100%, 11/01/23


------------------------------------------------------------------------------------------------------------------------------------
                Mississippi - 0.7%

      865,000   Mississippi Home Corporation, Single Family Senior Revenue Refunding Bonds,
                 Series 1990A, 9.250%, 3/01/12                                             9/00 at 103    Aaa                924,010

    5,500,000   Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
                 Series 1997D, Class 5, 5.500%, 7/01/29 (Alternative Minimum Tax)          7/07 at 105    Aaa              6,036,250



------------------------------------------------------------------------------------------------------------------------------------
                Nevada - 1.1%

                Nevada Housing Division, Single Family Program Senior Bonds,
                1990 Issue B (Federally Insured or Guaranteed Mortgage Loans):
    2,330,000    7.850%, 10/01/10 (Alternative Minimum Tax)                                4/00 at 102    AA+              2,429,817
    2,015,000    7.900%, 4/01/22 (Alternative Minimum Tax)                                 4/00 at 102    AA               2,092,336

    6,000,000   State of Nevada, General Obligation, Limited Tax Bonds (Nevada Municipal
                 Bond Bank Project No. 52), Series July 1, 1996A,                          5/06 at 101    AA***            6,602,940
                 6.000%, 5/15/21 (Pre-refunded to 5/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                New Jersey - 0.7%

    4,750,000   Pollution Control Financing Authority of Camden County (Camden County,
                 New Jersey), Solid Waste Disposal and Resource Recovery System           No Opt. Call    B2               4,753,135
                 Revenue Bonds, Series 1991C, 7.125%, 12/01/01 (Alternative Minimum Tax)

    2,000,000   Pollution Control Financing Authority of Camden County (Camden County,
                 New Jersey), Solid Waste Disposal and Resource Recovery                  12/01 at 102    B2               2,017,660
                 System Revenue Bonds, Series 1991D, 7.250%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                New Mexico - 0.9%

    8,615,000   New Mexico Mortgage Finance Authority, Single Family Mortgage Program
                 Senior Bonds, 1990 Series A (Federally Insured or Guaranteed              9/00 at 102    AA               9,211,761
                 Mortgage Loans), 7.800%, 9/01/17


------------------------------------------------------------------------------------------------------------------------------------
                New York - 25.4%

    6,080,000   Dormitory Authority of the State of New York, City University System
                 Consolidated Second General Resolution Revenue Bonds,                     No Opt.Call    Baa1             6,437,443
                 Series 1990C, 9.250%, 7/01/99

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                New York (continued)

$  15,000,000   Dormitory Authority of the State of New York, City University System
                 Consolidated Second General Resolution Revenue Bonds,                     No Opt. Call    Baa1       $   17,708,850
                 Series 1990D, 8.750%, 7/01/03

                Dormitory Authority of the State of New York, State University
                Educational Facilities, Revenue Bonds, Series 1989A:
    3,195,000    7.125%, 5/15/17 (Pre-refunded to 5/15/99)                                  5/99 at 102    AAA             3,363,536
    6,805,000    7.125%, 5/15/17 (Pre-refunded to 5/15/99)                                  5/99 at 102    Aaa             7,163,964

    9,010,000   Dormitory Authority of the State of New York, State University Educational
                 Facilities, Revenue Bonds, Series 1989B, 7.250%, 5/15/15                   5/00 at 102    Aaa             9,736,296
                 (Pre-refunded to 5/15/00)

    5,765,000   Dormitory Authority of the State of New York, Mental Health Services
                 Facilities Improvement, Revenue Bonds, Series 1997B, 5.500%, 8/15/17       2/07 at 102    A-              5,815,847

   27,000,000   Dormitory Authority of the State of New York, Mental Health Services
                 Facilities Improvement Revenue Bonds, Series 1997A, 5.750%, 2/15/27        2/07 at 102    A-             27,785,160

   13,250,000   New York State Dormitory Authority, Mental Health Services Authority
                 Improvement Bonds, Series 1996-B, 5.375%, 2/15/26                          2/06 at 102    A-             13,032,833

    4,500,000   New York State Energy Research and Development Authority, Gas Facilities
                 Revenue Bonds, Series C (The Brooklyn Union Gas Company                    7/03 at 102    Aaa             4,567,455
                 Project), 5.600%, 6/01/25 (Alternative Minimum Tax)

                New York State Housing Finance Agency, Health Facilities Revenue
                Bonds (New York City), 1990 Series A Refunding:
   16,580,000    8.000%, 11/01/08 (Pre-refunded to 11/01/00)                               11/00 at 102    Aaa            18,396,505
    3,420,000    8.000%, 11/01/08                                                          11/00 at 102    BBB+            3,746,918

    3,795,000   New York State Medical Care Facilities Finance Agency, Hospital and
                 Nursing Home Insured Mortgage Revenue Bonds, 1987 Series A,                5/98 at 102    Aa              3,882,019
                 8.000%, 2/15/27

    9,860,000   New York State Medical Care Facilities Finance Agency, Albany Medical
                 Center Hospital Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28      8/98 at 102    AAA            10,159,547

    5,000,000   New York State Medical Care Facilities Finance Agency, Health Center
                 Projects Revenue Bonds (Secured Mortgage Program), 1995 Series A,         11/05 at 102    Aa              5,529,600
                 6.375%, 11/15/19

    5,000,000   New York State Medical Care Facilities Finance Agency, Hospital Medical
                 Center Secured Hospital, Revenue Bonds, Series 1995-A,                     2/05 at 102    BBB+***         5,731,350
                 6.850%, 2/15/17 (Pre-refunded to 2/15/05)

    7,150,000   New York State Thruway Authority, General Revenue Bonds, Series C,
                 6.000%, 1/01/25                                                            1/05 at 102    Aaa             7,585,507

   10,000,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series G,
                 5.750%, 2/01/20                                                        2/06 at 101 1/2    A3             10,299,900

   21,715,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series I,
                 5.875%, 3/15/18                                                        3/06 at 101 1/2    A3             22,647,008

   10,000,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series H,
                 6.125%, 8/01/25                                                            8/07 at 101    A3             10,733,800

                The City of New York, General Obligation Bonds, Fiscal 1995 Series F:
    6,700,000    6.625%, 2/15/25 (Pre-refunded to 2/15/05)                                  2/05 at 101    A3***           7,551,168
       50,000    6.625%, 2/15/25                                                            2/05 at 101    A3                 54,923

    2,550,000   New York City Municipal Water Finance Authority, Water and Sewer
                 System Revenue Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18            6/02 at 101 1/2    Aaa             2,633,385

                New York City Municipal Water Finance Authority (New York),
                Water and Sewer System Revenue Bonds, Fiscal 1991 Series A:
   12,875,000    7.500%, 6/15/19 (Pre-refunded to 6/15/00)                              6/00 at 101 1/2    Aaa            13,944,140
   13,500,000    6.000%, 6/15/20 (Pre-refunded to 6/15/00)                                  6/00 at 100    A2             14,032,575

   13,515,000   New York City Transitional Finance Authority, Future Tax Secured
                 Bonds Fiscal 1998 Series A, 5.000%, 8/15/27                                8/07 at 101    AA             12,837,223

   10,000,000   The Port Authority of New York and New Jersey, Special Project Bonds,
                 Series 6, JFK International Air Terminal LLC Project,                     12/07 at 102    Aaa            10,341,600
                 5.750%, 12/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                North Carolina - 1.5%

   10,500,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                 Refunding Series 1991 A, 6.250%, 1/01/03                                   1/02 at 102    Baa1           11,004,105

    4,065,000   North Carolina Housing Finance Agency, Single Family Revenue Bonds,
                 Series-M (1985 Resolution), 7.850%, 9/01/28 (Alternative Minimum Tax)      3/00 at 102    Aa              4,265,039

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
               Ohio - 0.1%

$   1,000,000   State of Ohio (Ohio Higher Educational Facility Commission), Higher
                 Educational Facility Revenue Bonds                                         12/07 at 101    Aaa      $     1,002,350
                 (University of Dayton 1997 Project), 5.400%, 12/01/22


------------------------------------------------------------------------------------------------------------------------------------
                Oklahoma - 1.4%

    8,500,000   Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable
                 Rate Revenue Obligations, 7.375%, 12/01/20 (Alternative Minimum Tax)       12/00 at 102    Baa2           9,156,795

    5,000,000   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds,
                 Series 1991, 7.600%, 12/01/30 (Alternative Minimum Tax)                     6/01 at 102    Baa2           5,462,100


------------------------------------------------------------------------------------------------------------------------------------
                Pennsylvania - 0.3%

    3,170,000   Allegheny County Residential Finance Authority, Single Family Mortgage
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program), 1990 Series M,     6/00 at 102    Aaa            3,328,944
                 7.950%, 6/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Rhode Island - 1.8%

    5,000,000   Rhode Island Health and Educational Building Corporation, Higher Education
                 Facility Revenue Bonds, Johnson and Wales University (Series 1990),         4/00 at 102   AAA             5,485,400
                 8.375%, 4/01/20 (Pre-refunded to 4/01/00)

   11,720,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership
                 Opportunity Bonds, Series 2, 7.750%, 4/01/22                                4/00 at 102   AA+            12,277,872


------------------------------------------------------------------------------------------------------------------------------------
                South Carolina - 0.7%

    3,640,000   South Carolina Jobs-Economic Development Authority, Economic Development
                 Revenue Bonds (Carolinas Hospital System Project), Series 1992,             9/02 at 102   N/R***          4,137,588
                 7.550%, 9/01/22 (Pre-refunded to 9/01/02)

    2,450,000   Three Rivers Solid Waste Authority (South Carolina), Solid Waste
                 Disposal Facilities Revenue Bonds, Series 1997, 5.300%, 1/01/27             1/07 at 102   Aaa             2,428,391


------------------------------------------------------------------------------------------------------------------------------------
                Tennessee - 0.5%

    4,750,000   The Health and Educational Facilities Board of the Metropolitan
                 Government of Nashville and Davidson County, Tennessee, Revenue             7/03 at 102   N/R             4,688,535
                 Refunding Bonds, Series 1998 (The Blakeford at Green Hills), 5.650%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                Texas - 6.8%

    4,765,517   General Services Commission (an Agency of the State of Texas), as Lessee,
                 Participation Interests, 7.500%, 9/01/22                                9/99 at 101 1/2   A               5,178,259

    6,000,000   Alliance Airport Authority, Inc., Special Facilities Revenue Bonds,
                 Series 1990 (American Airlines, Inc. Project), 7.500%, 12/01/29            12/00 at 102    Baa2           6,474,000
                 (Alternative Minimum Tax)

                Arlington Independent School District (Tarrant County, Texas),
                Unlimited Tax Refunding and Improvement Bonds, Series 1995:
   12,650,000    0.000%, 2/15/12                                                         2/05 at 67 5/16    Aaa            5,990,028
   12,640,000    0.000%, 2/15/13                                                        2/05 at 62 15/16    Aaa            5,577,021

   20,500,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,
                 American AIrlines, Inc. Revenue Bonds, Series 1990,                        11/00 at 102    Baa2          22,084,240
                 7.500%, 11/01/25 (Alternative Minimum Tax)

    3,310,000   El Paso Housing Finance Corporation, Single Family Mortgage Revenue
                 Refunding Bonds, Series 1991A, 8.750%, 10/01/11                             4/01 at 103    A2             3,698,693

    1,145,000   County of Fort Bend, Texas, Municipal Utility District No. 42,
                 5.875%, 9/01/21                                                             9/06 at 100    Aaa            1,195,861

    3,885,000   Houston Independent School District Public Facilities Corporation Lease
                 Revenue Bonds, Series 1998A, Cesar E Chavez, 0.000%, 9/15/12 (DD)          No Opt. Call    Aaa            1,818,763

   15,130,000   Lubbock Health Facilities, Development Corporation, Hospital Revenue Bonds
                 (Methodist Hospital, Lubbock, Texas), Series 1990,                         12/00 at 102    Aaa           16,536,334
                 7.250%, 12/01/19 (Pre-refunded to 12/01/00)


------------------------------------------------------------------------------------------------------------------------------------
                Utah - 0.2%

    2,000,000   Tooele County, Hazardous Waste Disposal Revenue Bonds
                 (Laidlaw Inc/USPCI Clive PJ), Series 1995,                                  8/05 at 102    BBB+           2,190,140
                 6.750%, 8/01/10 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Virginia - 1.1%

    4,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Revenue Bonds,
                 1992 Series B Subseries B-4, 6.550%, 1/01/27                                1/02 at 102    Aa1            4,182,040
                 (Alternative Minimum Tax)

    Principal                                                                               Optional Call                     Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Virginia (continued)

$   2,000,000   Virginia Housing Development Authority, Multi-Family Housing Bonds,
                 1992 Series D, 7.050%, 5/01/18                                             5/02 at 102    Aa1        $    2,136,260

    4,495,000   Industrial Development Authority of the County of Henrico, Virginia,
                 Adjustable Rate Revenue Bonds (St. Mary's Hospital Project), Series 1985C, 8/00 at 102    A+***           4,863,725
                 7.500%, 9/01/07 (Pre-refunded to 8/01/00)


------------------------------------------------------------------------------------------------------------------------------------
                Washington - 5.0%

      865,000   Washington Public Power Supply System, Nuclear Project No. 1 Revenue Bonds,
                 14.375%, 7/01/01                                                           No Opt.Call    Aaa             1,005,865

    5,430,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                 Revenue Bonds, Series 1990A, 7.600%, 7/01/05 (Pre-refunded to 7/01/00)     7/00 at 102    Aaa             5,915,496

    3,225,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                 Revenue Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)     1/00 at 102    Aaa             3,450,331

    3,030,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                 Revenue Bonds, Series 1989A, 7.500%, 7/01/15 (Pre-refunded to 7/01/99)     7/99 at 102    Aaa             3,212,467

    9,775,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding
                 Revenue Bonds, Series 1991A, 6.875%, 7/01/17 (Pre-refunded to 7/01/01)     7/01 at 102    Aaa            10,675,864

                Washington Public Power Supply System, Nuclear Project No. 2 Refunding
                Revenue Bonds, Series 1990A:
    6,835,000    7.625%, 7/01/08 (Pre-refunded to 7/01/00)                                  7/00 at 102    Aaa             7,449,603
   13,240,000    7.375%, 7/01/12 (Pre-refunded to 7/01/00)                                  7/00 at 102    Aaa            14,362,620

    3,650,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding
                 Revenue Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)     1/00 at 102    Aaa             3,905,023


------------------------------------------------------------------------------------------------------------------------------------
                Wyoming - 0.3%

    2,800,000   Town of Jackson, Wyoming, National Rural Utilities Cooperative Finance
                 Corporation, Guaranteed Gas Supply Revenue Bonds (Lower Valley             5/07 at 102    AA-             2,881,141
                 Power and Light, Inc. Project), Series 1997B, 5.875%, 5/01/26
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                Puerto Rico - 0.3%

    3,000,000   Puerto Rico Public Buildings Authority, Guaranteed Public Education and
                 Health Facilities Bonds, Series M, Converted Floaters, 4.800%, 7/01/16 7/03 at 101 1/2    A               3,039,600

------------------------------------------------------------------------------------------------------------------------------------

$ 958,480,517   Total Investments - (cost $919,592,769) - 99.0%                                                          998,169,518
=============
                Other Assets Less Liabilities - 1.0%                                                                      10,377,129
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                     $1,008,546,647
                ====================================================================================================================


* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S.
government or U.S. government agency securities which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

(WI) Security purchased on a when-issued basis (note 1). (DD)

Security purchased on a delayed delivery basis (note 1).


                                 See accompanying notes to financial statements.

Statement of Net Assets
April 30, 1998
(Unaudited)
                                                                            Performance Plus           Advantage         Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities, at market value (note 1)                $1,277,771,712        $938,436,969      $  998,169,518
 Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)                     1,400,000           3,600,000                  --
 Cash                                                                                 85,263             199,609             800,947
 Receivables:
   Interest                                                                       26,451,947          20,024,725          20,029,074
   Investments sold                                                                3,855,611           2,810,298          13,352,127
 Other assets                                                                         88,215              45,325              47,355
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                             1,309,652,748         965,116,926       1,032,399,021
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased                                                 1,917,380                  --          19,088,734
 Accrued expenses:
   Management fees (note 6)                                                          664,768             495,379             519,204
   Other                                                                             326,130             248,127             364,728
 Preferred share dividends payable                                                   111,580              77,381              97,013
 Common share dividends payable                                                    4,832,365           3,521,517           3,782,695
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                            7,852,223           4,342,404          23,852,374
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                           $1,301,800,525        $960,774,522      $1,008,546,647
====================================================================================================================================

Preferred shares, at liquidation value                                        $  400,000,000        $300,000,000      $  300,000,000
====================================================================================================================================

Preferred shares outstanding                                                          16,000              12,000              12,000
====================================================================================================================================

Common shares outstanding                                                         59,658,824          42,427,917          45,032,088
====================================================================================================================================

Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value, divided by Common shares
   outstanding)                                                               $        15.12        $      15.57       $       15.73
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 1998
(Unaudited)
                                                                           Performance Plus           Advantage         Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                      $40,557,313         $30,056,483         $32,260,740
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
 Management fees (note 6)                                                         4,017,518           2,993,961           3,136,920
 Preferred shares - auction fees                                                    495,891             371,917             351,233
 Preferred shares - dividend disbursing agent fees                                   19,836              19,836              12,808
 Shareholders' servicing agent fees and expenses                                    118,966              69,442              78,403
 Custodian's fees and expenses                                                       76,529              60,128              63,128
 Directors' fees and expenses (note 6)                                                5,998               4,326               4,547
 Professional fees                                                                   11,360              10,777              10,861
 Shareholders' reports - printing and mailing expenses                              131,687              92,478             100,647
 Stock exchange listing fees                                                         26,381              18,272              19,237
 Investor relations expense                                                          58,223              40,690              43,803
 Other expenses                                                                      29,460              21,876              22,899
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                    4,991,849           3,703,703           3,844,486
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            35,565,464          26,352,780          28,416,254
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
 Net realized gain (loss) from investment transactions (notes 1 and 4)             (827,640)              7,517             465,924
 Net change in unrealized appreciation or depreciation of investments            (5,096,458)         (4,574,726)         (4,215,501)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                 (5,924,098)         (4,567,209)         (3,749,577)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      $29,641,366         $21,785,571         $24,666,677
===================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
                                       Performance Plus                       Advantage                        Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
                              Six Months Ended       Year Ended  Six Months Ended        Year Ended Six Months Ended     Year Ended
                                       4/30/98         10/31/97           4/30/98          10/31/97          4/30/98       10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income           $  35,565,464    $  73,434,381      $ 26,352,780      $ 53,688,593    $  28,416,254  $  57,903,551
 Net realized gain (loss) from
   investment transactions
   notes 1 and 4)                     (827,640)         853,940             7,517           946,565          465,924      1,806,219
 Net change in unrealized appreciation
   or depreciation of investments   (5,096,458)       7,720,715        (4,574,726)        7,309,164       (4,215,501)     6,812,086
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                  29,641,366       82,009,036        21,785,571        61,944,322       24,666,677     66,521,856
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
 From undistributed net investment income:
   Common shareholders             (28,935,619)     (59,163,226)      (21,088,964)      (43,220,811)     (22,695,337)   (46,488,963)
   Preferred shareholders           (6,884,063)     (14,091,748)       (5,115,660)      (10,466,289)      (5,523,156)   (11,717,683)
 From accumulated net realized gains from investment transactions:
   Common shareholders                      --               --                --                --       (1,234,583)            --
   Preferred shareholders                   --               --                --                --         (310,600)            --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders   (35,819,682)     (73,254,974)      (26,204,624)      (53,687,100)     (29,763,676)   (58,206,646)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions     3,782,017        4,808,086         3,135,486         2,145,347        2,441,629      1,899,633
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                    (2,396,299)      13,562,148        (1,283,567)       10,402,569       (2,655,370)    10,214,843
Net assets at
   beginning of period           1,304,196,824    1,290,634,676       962,058,089       951,655,520    1,011,202,017  1,000,987,174
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period     $1,301,800,525   $1,304,196,824      $960,774,522      $962,058,089   $1,008,546,647 $1,011,202,017
===================================================================================================================================

Balance of undistributed net investment
   income at end of period      $    1,121,230   $    1,375,448      $  1,205,740      $  1,057,584   $      960,532 $      762,771
===================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)

1. General Information and Significant Accounting Policies
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA) and Nuveen Municipal Market Opportunity Fund, Inc. (NMO).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 1998, Performance Plus and Opportunity had outstanding when-issued and delayed delivery purchase commitments of $1,917,380 and $9,624,603, respectively. Municipal Advantage had no such outstanding purchase commitments.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for Performance Plus and $.01 per Common share for Advantage and Opportunity. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                    Performance
                                                                           Plus    Advantage  Opportunity
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                               4,000        3,000        4,000
   Series T                                                               4,000        3,000        4,000
   Series W                                                               4,000        3,000           --
   Series F                                                               4,000        3,000        4,000
---------------------------------------------------------------------------------------------------------
Total                                                                    16,000       12,000       12,000
=========================================================================================================


Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 1998.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares
Transactions in Common shares were as follows:

                                                          Performance Plus                 Advantage
---------------------------------------------------------------------------------------------------------------
                                                  Six Months Ended   Year Ended   Six Months Ended   Year Ended
                                                           4/30/98     10/31/97            4/30/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of
   distributions                                           242,086      313,402            195,646      135,025
===============================================================================================================
                                                                                       Opportunity
---------------------------------------------------------------------------------------------------------------
                                                                                  Six Months Ended   Year Ended
                                                                                           4/30/98     10/31/97
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of
   distributions                                                                           150,925      119,092
===============================================================================================================


3. Distributions to Common Shareholders
On May 1, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 1998, to shareholders of record on May 15, 1998, as follows:

                                                                   Performance
                                                                           Plus    Advantage  Opportunity
---------------------------------------------------------------------------------------------------------
Dividend per share                                                       $.0780       $.0830       $.0840
=========================================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended April 30, 1998, were as follows:

                                                                   Performance
                                                                           Plus    Advantage  Opportunity
---------------------------------------------------------------------------------------------------------
Purchases:
   Investments in municipal securities                             $105,797,812  $36,921,311  $64,287,256
   Temporary municipal investments                                  109,005,000   64,510,000   14,100,000
Sales and Maturities:
   Investments in municipal securities                               96,726,060   34,990,720   57,776,391
   Temporary municipal investments                                  111,505,000   67,160,000   14,100,000
=========================================================================================================


At April 30, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1997, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                Performance
                                                                                        Plus    Advantage
---------------------------------------------------------------------------------------------------------
Expiration year:
   2001                                                                           $4,575,138  $   837,674
   2002                                                                                   --      501,699
   2003                                                                            1,471,114           --
---------------------------------------------------------------------------------------------------------
Total                                                                             $6,046,252   $1,339,373
=========================================================================================================


5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 1998, were as follows:

                                                                   Performance
                                                                           Plus    Advantage  Opportunity
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                     $74,960,253  $69,281,035  $78,904,112
   depreciation                                                      (1,556,053)  (1,032,804)    (327,363)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                         $73,404,200  $68,248,231  $78,576,749
=========================================================================================================


6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average Daily Net Asset Value                                                                Management Fee
-----------------------------------------------------------------------------------------------------------
For the first $125 million                                                                      .6500 of 1%
For the next $125 million                                                                       .6375 of 1
For the next $250 million                                                                       .6250 of 1
For the next $500 million                                                                       .6125 of 1
For the next $1 billion                                                                         .6000 of 1
For net assets over $2 billion                                                                  .5875 of 1
===========================================================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets At April 30, 1998, net assets consisted of:

                                                                       Performance
                                                                              Plus     Advantage      Opportunity
Preferred shares, $25,000 stated value per share,
  at liquidation value                                              $  400,000,000  $300,000,000   $  300,000,000
Common shares, $.01 par value per share                                    596,588       424,279          450,321
Paid-in surplus                                                        833,556,072   592,228,128      628,095,411
Balance of undistributed net investment income                           1,121,230     1,205,740          960,532
Accumulated net realized gain (loss) from investment transactions       (6,877,565)   (1,331,856)         463,634
Net unrealized appreciation of investments                              73,404,200    68,248,231       78,576,749
-----------------------------------------------------------------------------------------------------------------

Net assets                                                          $1,301,800,525  $960,774,522   $1,008,546,647
=================================================================================================================

Authorized shares:
   Common                                                              200,000,000   200,000,000      200,000,000
   Preferred                                                             1,000,000     1,000,000        1,000,000
=================================================================================================================

8. Investment Composition
At April 30, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                  Performance
                                                                         Plus     Advantage  Opportunity
--------------------------------------------------------------------------------------------------------
Education and Civic Organizations                                           1%            4%          4%
Health Care                                                                 9             7           5
Housing/Multifamily                                                         3             4           2
Housing/Single Family                                                      13            10          12
Tax Obligation/General                                                      8             5           8
Tax Obligation/Limited                                                     13             5          15
Transportation                                                              5             6          13
U.S. Guaranteed                                                            29            39          33
Utilities                                                                  14            14           6
Water and Sewer                                                             4             5           1
Other                                                                       1             1           1
--------------------------------------------------------------------------------------------------------
                                                                          100%         100%         100%
========================================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest in the event of default (64% for Performance Plus, 65% for Advantage and 48% for Opportunity).

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

         Financial Highlights
         (Unaudited)
         Selected data for a Common share outstanding throughout each period is as follows:
                                                   Investment Operations                             Less Distributions
                                                                                                 Net                  Net
                                                             Net Realized/                       Investment           Investment
                             Beginning     Net               Unrealized                          Income               Income
                             Net Asset     Investment        Investment                          To Common            To Preferred
                             Value         Income            Gain (Loss)     Total               Shareholders         Shareholders+
Performance Plus
Six Months Ended
           4/30/98           $15.22        $ .60             $ (.09)          $ .51              $ (.49)              $(.12)
Year Ended 10/31:
           1997               15.07         1.24                .15            1.39               (1.00)               (.24)
           1996               15.21         1.27               (.12)           1.15               (1.04)               (.25)
           1995               14.40         1.32                .85            2.17               (1.08)               (.28)
           1994               15.95         1.32              (1.53)           (.21)              (1.10)               (.24)
           1993               14.93         1.36               1.07            2.43               (1.20)               (.21)
Advantage
Six Months Ended
           4/30/98            15.68          .62               (.11)            .51                (.50)                (.12)
Year Ended 10/31:
           1997               15.48         1.27                .21            1.48               (1.03)               (.25)
           1996               15.57         1.29               (.07)           1.22               (1.05)               (.26)
           1995               14.60         1.33               1.01            2.34               (1.09)               (.28)
           1994               16.38         1.33              (1.76)           (.43)              (1.13)               (.22)
           1993               15.13         1.39               1.34            2.73               (1.25)               (.21)
Opportunity
Six Months Ended
           4/30/98            15.85          .63               (.09)            .54                (.50)                (.12)
Year Ended 10/31:
           1997               15.66         1.29                .20            1.49               (1.04)               (.26)
           1996               15.77         1.30               (.10)           1.20               (1.05)               (.26)
           1995               14.69         1.33               1.12            2.45               (1.09)               (.28)
           1994               16.58         1.33              (1.81)           (.48)              (1.13)               (.23)
           1993               15.37         1.39               1.28            2.67               (1.23)               (.21)

                                                                     Total Returns

                             Capital       Capital
                             Gains         Gains                              Ending
                             To Common     To Preferred                       Net Asset          Ending               Based on
                             Shareholders  Shareholders+     Total            Value              Market Value         Market Value**
Performance Plus
Six Months Ended
           4/30/98           $--           $--               $  (.61)          $15.12             $15.5625             7.02%
Year Ended 10/31:
           1997               --            --                 (1.24)           15.22              15.0000             5.94
           1996               --            --                 (1.29)           15.07              15.1250             6.17
           1995               --            --                 (1.36)           15.21              15.2500            22.77
           1994               --            --                 (1.34)           14.40              13.3750           (13.56)
           1993               --            --                 (1.41)           15.95              16.6250            19.30
Advantage
Six Months Ended
           4/30/98            --            --                  (.62)           15.57              15.8750             2.74
Year Ended 10/31:
           1997               --            --                 (1.28)           15.68              15.9375            12.57
           1996               --            --                 (1.31)           15.48              15.1250             7.04
           1995               --            --                 (1.37)           15.57              15.1250            20.69
           1994               --            --                 (1.35)           14.60              13.5000           (14.66)
           1993              (.02)          --                 (1.48)           16.38              17.0000            20.38
Opportunity
Six Months Ended
           4/30/98           (.03)         (.01)                (.66)           15.73              15.9375             2.14
Year Ended 10/31:
           1997               --            --                 (1.30)           15.85              16.1250            13.01
           1996               --            --                 (1.31)           15.66              15.2500             8.82
           1995               --            --                 (1.37)           15.77              15.0000            21.98
           1994              (.04)         (.01)               (1.41)           14.69              13.2500           (17.27)
           1993              (.02)          --                 (1.46)           16.58              17.2500            20.86

                      Total Returns                       Ratios/Supplemental Data
                                                                        Ratio of Net
                                                          Ratio of        Investment
                                               Ending  Expenses to         Income to      Portfolio
                       Based on Net        Net Assets      Average           Average       Turnover
                        Asset Value**           (000) Net Assets++      Net Assets++           Rate
Performance Plus
Six Months Ended
           4/30/98            2.54%         $1,301,801        .77%*            5.47%*             8%
Year Ended 10/31:
           1997               7.89           1,304,197        .77              5.69              12
           1996               6.15           1,290,635        .78              5.83              15
           1995              13.58           1,289,804        .78              6.08               7
           1994              (2.92)          1,240,637        .79              6.01              12
           1993              15.42           1,325,150        .76              6.04               4
Advantage
Six Months Ended
           4/30/98            2.48             960,775        .77*             5.49*              4
Year Ended 10/31:
           1997               8.20             962,058        .78              5.64               8
           1996               6.37             951,656        .78              5.72              13
           1995              14.62             954,277        .78              5.98               4
           1994              (4.16)            913,355        .79              5.88              10
           1993              17.34             983,557        .77              6.03              13
Opportunity
Six Months Ended
           4/30/98            2.61           1,008,547        .76*             5.64*              6
Year Ended 10/31:
           1997               8.12           1,011,202        .77              5.78              20
           1996               6.15           1,000,987        .77              5.81              19
           1995              15.30           1,005,798        .76              6.04              13
           1994              (4.57)            957,443        .78              5.96              18
           1993              16.53           1,037,592        .76              6.05              13

* Annualized.

** Total Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Building Better Portfolios with Nuveen
Nuveen Family
of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth Funds
Nuveen Rittenhouse Growth Fund

Growth and
Income Funds
European Value Fund

Growth and
Income Stock Fund

Balanced Municipal
and Stock Fund

Balanced Stock
and Bond Fund

Municipal
Bond Funds

National Funds
Long-Term
Insured
Intermediate-Term
Limited Term

State Funds
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin



Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.

EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MUTUAL FUNDS
Nuveen Mutual Funds offer investors access to the Nuveen family of Premier Advisers(sm), including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.

PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehen-sive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

UNIT TRUSTS
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance and daily liquidity at that day's net asset value for quick access to your assets.

MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian, Transfer Agent
and Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

Legal Counsel
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

Independent Auditors
Ernst & Young LLP
Chicago, IL

Year 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to review thoroughly all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the new millennium. Over the last 10 years, our trading, fund management and pricing systems at Nuveen - the systems that directly effect our investors and their financial advisers - have been updated or replaced to address the Year 2000 concerns. We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address other remaining systems issues. Our initial testing indicates we are on schedule and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.

Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended April 30, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations
Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Graphic:

1898  1998
NUVEEN
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(tm)



John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com


                                                                      FSA-2.4.98